UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900
Date of fiscal YEAR end: October 31
Date of reporting period: July 31, 2010

Payden Cash Reserves Money Market Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost-$245,775) (35%)
11,131,000	FFCB Disc Note, 0.52%, 8/3/10 (a)	$11,131
20,000,000	FFCB, 0.23%, 6/28/11	19,998
20,000,000	FFCB, 0.29%, 12/8/11	19,995
25,000,000	FFCB, 0.32%, 3/28/11	24,993
3,500,000	FFCB, 0.43%, 5/18/11	3,502
1,000,000	FFCB, 0.84%, 1/24/11	1,003
25,000,000	FHLB, 0.33%, 12/10/10	24,989
20,000,000	FHLB, 0.40%, 12/28/10	20,000
4,599,000	FHLMC Disc Note, 0.48%, 8/23/10 (a)	4,598
20,600,000	FHLMC, 0.15%, 1/11/12	20,600
33,098,000	FHLMC, 0.60%, 3/9/11	33,128
25,000,000	FHLMC, 0.50%, 1/14/11	25,023
3,198,000	FHLMC, 6.875%, 9/15/10	3,222
25,000,000	FNMA Disc Note, 0.36%, 9/1/10 (a)	24,993
8,600,000	FNMA, 0.29%, 8/5/10	8,600

		245,775

Supranational (Cost-$29,997) (4%)
30,000,000	IFC Discount Note, 0.23%, 8/17/10 (a)	29,997
FDIC Guaranteed (Cost-$32,024) (5%)
12,000,000	Bank of America, 0.56%, 9/13/10	12,000
20,000,000	JPMorgan Chase & Co., 0.56%, 2/23/11	20,024

		32,024

Mortgage Backed (Cost-$28,060) (4%)
4,510,213	FGSB M80844, 4.00%, 9/1/10	4,520
2,489,696	FGSB M80854, 3.50%, 10/1/10	2,498
15,631,209	FNCX 254967, 3.50%, 9/1/10	15,664
5,355,826	FNCX 254990, 3.50%, 11/1/10	5,378

		28,060

U.S. Treasury (Cost-$110,003) (15%)
50,000,000	U.S. Treasury Bill, 0.09%, 8/12/10 (a)	49,999
50,000,000	U.S. Treasury Bill, 0.30%, 9/23/10 (a)	49,979
10,000,000	U.S. Treasury Note, 2.00%, 9/30/10	10,025

		110,003

Commercial Paper (Cost-$31,833) (4%)
10,000,000	STRAIT Capital Corp., 0.35%, 10/13/10 (a)	9,993
13,298,000	STRAIT Capital Corp., 0.34%, 10/5/10 (a)	13,290
8,556,000	STRAIT Capital Corp., 0.35%, 10/15/10 (a)	8,550

		31,833

Investment Company (Cost-$5,118) (1%)
5,118,097	Dreyfus Treasury Cash Management Fund	5,118
Repurchase Agreements (Cost-$230,000) (32%)
100,000,000	Citigroup Tri Party, 0.21%, 8/2/10 (b)	100,000
130,000,000	Deutsche Bank Tri Party, 0.19%, 8/2/10 (c)	130,000

		230,000

Total (Cost-$712,810) (100%)		712,810
Other Assets, net of Liabilities (0%)		83

Net Assets (100%)		$712,893

(a) Yield to maturity at time of purchase.

(b) The repurchase agreement dated 7/30/2010 is collateralized by the following securities:

Citi Bank Tri Party
52,522,700	U.S. Treasury Note, 1.125%, Dec 11	$53,100
47,889,100	U.S. Treasury Note, 1.375%, Feb 13	48,900

		$102,000

(c) The repurchase agreement dated 7/30/2010 is collateralized by the following security:

Deutsche Bank-Deutsche Bank Tri Party
126,375,000	U.S. Treasury Note, 3.50%, May 20	$132,600

Payden Limited Maturity Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Asset Backed (10%)
95,392	BMW Vehicle Lease Trust, 2.04%, 4/15/11	$95
1,000,000	CarMax Auto Owner Trust, 0.83%, 11/15/12	1,001
700,000	Cars Alliance Funding PLC, 0.91%, 10/8/23 (c)	903
836,600	CIT Equipment Collateral, 6.59%, 12/22/14	865
2,300,000	Ford Credit Auto Owner Trust, 0.65%, 12/15/12	2,300
2,400,000	Honda Auto Receivables Owner Trust, 0.82%, 6/18/12	2,405
2,017,954	Nissan Auto Lease Trust, 1.22%, 9/15/11	2,020
27,335	Nissan Auto Lease Trust, 2.01%, 4/15/11	27
646,687	PECO Energy Transition Trust, 6.52%, 12/31/10	650
174,660	USAA Auto Owner Trust, 4.98%, 10/15/12	175
150,346	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	151
1,521,092	Volvo Financial Equipment LLC 144A, 0.51%, 5/16/11 (b)	1,522
1,540,000	Volvo Financial Equipment LLC 144A, 1.06%, 6/15/12 (b)	1,544
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	620

		14,278

Corporate (54%)
500,000	American Honda Finance Corp. 144A, 0.70%, 3/27/12 (b)	497
330,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	336
900,000	Amgen Inc., 0.12%, 2/1/11	898
2,000,000	Anheuser-Busch InBev Worldwide Inc. 144A, 1.26%, 3/26/13 (b)	2,003
1,950,000	ANZ National International Bank NZ 144A, 0.52%, 8/5/11 (b)	1,952
500,000	Atlantia SPA, 1.16%, 6/9/11 (c)	651
500,000	Australia & New Zealand Banking Group 144A, 0.81%, 10/21/11 (b)	501
300,000	Australia & New Zealand Banking Group Ltd. 144A, 0.94%, 8/4/11 (b)	302
790,000	BAE Systems Holdings Inc. 144A, 6.40%, 12/15/11 (b)	838
430,000	Bank of New York Mellon Corp., 0.63%, 3/23/12	429
750,000	Bank of Nova Scotia Houston, 0.78%, 3/12/12	750
1,500,000	Bank of Nova Scotia Houston, 0.78%, 3/5/12	1,500
700,000	Berkshire Hathaway Finance Corp., 0.65%, 1/13/12	701
1,395,000	Berkshire Hathaway Inc., 0.85%, 2/11/13	1,401
650,000	BHP Billiton Finance USA Ltd., 5.00%, 12/15/10	661
500,000	BHP Billiton Finance USA Ltd., 5.125%, 3/29/12	532
750,000	British Telecommunications PLC, 9.375%, 12/15/10	772
1,300,000	Caterpillar Financial Services Corp., 0.78%, 12/16/11	1,302
570,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	580
300,000	Cellco Partnership, 3.06%, 5/20/11	306
1,300,000	Cellco Partnership, 3.75%, 5/20/11	1,332
500,000	Chevron Corp., 3.45%, 3/3/12	521
1,100,000	Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	1,133
650,000	Cisco Systems Inc., 5.25%, 2/22/11	666
1,400,000	Coca-Cola Enterprises Inc., 0.95%, 5/6/11	1,407
980,000	Columbus Southern Power Co., 0.93%, 3/16/12	981
600,000	Comcast Corp., 5.45%, 11/15/10	608
1,530,000	Commonwealth Bank of Australia 144A, 1.08%, 3/19/13 (b)	1,530
300,000	Compagnie de Saint-Gobain, 1.06%, 4/11/12 (c)	387
305,000	Consolidated Edison Co. of New York Inc., 7.50%, 9/1/10	307
750,000	Cox Communications Inc., 7.75%, 11/1/10	762
560,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	564
750,000	CRH America Inc., 6.95%, 3/15/12	809
935,000	CSX Corp, 6.75%, 3/15/11	966
900,000	Daimler Finance North America LLC, 5.87%, 3/15/11	927
800,000	Diageo Capital PLC, 5.12%, 1/30/12	847
750,000	Dominion Resources Inc., 4.75%, 12/15/10	761
600,000	Dow Chemical Co., 2.62%, 8/8/11	609
500,000	Dow Chemical Co., 4.85%, 8/15/12	530
576,000	Dow Chemical Co., 6.12%, 2/1/11	587
650,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	653
1,400,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	1,507
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	416
650,000	Export-Import Bank of Korea, 5.12%, 2/14/11	662
960,000	FPL Group Capital Inc., 0.77%, 11/9/12	965
225,000	FPL Group Capital Inc., 1.41%, 6/17/11	226
1,500,000	France Telecom SA, 7.75%, 3/1/11	1,559
700,000	General Electric Capital Corp., 1.37%, 1/15/13	696
1,000,000	General Electric Capital Corp., 6.125%, 2/22/11	1,030
1,100,000	Georgia Power Co., 0.85%, 3/15/13	1,102

Principal		Value
or Shares	Security Description	(000)

500,000	Halliburton Co., 5.50%, 10/15/10	504
300,000	Hewlett-Packard Co., 2.25%, 5/27/11	304
800,000	International Business Machines Corp., 0.38%, 11/4/11	801
600,000	John Deere Capital Corp., 1.22%, 1/18/11	602
900,000	John Deere Capital Corp., 1.28%, 6/10/11	906
556,000	KeySpan Corp., 7.625%, 11/15/10	567
1,650,000	Kinder Morgan Energy Partners LP, 6.75%, 3/15/11	1,705
200,000	Kraft Foods Inc., 2.62%, 5/8/13	206
200,000	Kraft Foods Inc., 5.25%, 10/1/13	220
1,500,000	Merrill Lynch & Co., 4.79%, 8/4/10	1,500
650,000	Metropolitan Life Global Funding 144A, 1.02%, 4/10/12 (b)	650
1,300,000	Metropolitan Life Global Funding 144A, 2.43%, 6/10/11 (b)	1,316
960,000	National Australia Bank Ltd. 144A, 1.01%, 1/8/13 (b)	961
600,000	National Grid PLC, 1.19%, 1/18/12 (c)	779
1,400,000	New York Life Global Funding 144A, 0.66%, 6/16/11 (b)	1,401
770,000	Nordea Bank Finland PLC, 0.82%, 4/13/12	770
1,400,000	Northern States Power Co., 4.75%, 8/1/10	1,400
600,000	Novartis Capital Corp., 1.90%, 4/24/13	615
580,000	PACCAR Financial Corp., 0.79%, 4/5/13	582
335,000	PepsiAmericas Inc., 5.625%, 5/31/11	348
1,400,000	PepsiCo Inc., 0.55%, 7/15/11	1,401
800,000	Procter & Gamble International Funding, 1.35%, 8/26/11	806
510,000	Reynolds American Inc., 1.23%, 6/15/11	509
650,000	Roche Holdings Inc. 144A, 2.49%, 2/25/11 (b)	658
750,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	791
500,000	Schneider Electric SA, 1.04%, 7/18/11 (c)	648
1,000,000	Shell International Finance, 1.30%, 9/22/11	1,008
430,000	Shell International Finance, 1.87%, 3/25/13	438
500,000	Siemens Financieringsmaatschappij NV, 0.68%, 3/16/12	499
1,000,000	Simon Property Group LP, 4.87%, 8/15/10	1,001
1,300,000	Southern Co., 1.16%, 8/20/10	1,300
100,000	Southern Co., 5.30%, 1/15/12	106
1,160,000	Standard Chartered Bank New York, 0.83%, 11/16/11	1,161
400,000	Svenska Handelsbanken AB 144A, 1.53%, 9/14/12 (b)	402
500,000	Telecom Italia Capital SA, 1.13%, 7/18/11	493
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	758
1,280,000	Teva Pharmaceutical Finance LLC, 0.93%, 12/19/11	1,283
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	274
400,000	Time Warner Inc., 3.15%, 7/15/15	410
500,000	Vodafone Group PLC, 1.20%, 9/5/13 (c)	640
300,000	Vodafone Group PLC, 5.50%, 6/15/11	312
800,000	Wachovia Corp., 0.65%, 10/15/11	798
149,000	Wells Fargo & Co., 0.62%, 1/12/11	149
1,500,000	Westpac Banking Corp. 144A, 0.72%, 12/14/12 (b)	1,501
1,400,000	Westpac Banking Corp. 144A, 1.08%, 4/8/13 (b)	1,390
570,000	Wisconsin Energy Corp., 6.50%, 4/1/11	590
1,500,000	WM Wrigley Jr. Co. 144A, 1.91%, 6/28/11 (b)	1,500
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,512
200,000	Wyeth, 6.95%, 3/15/11	208

		80,645

FDIC Guaranteed (2%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	2,710
872,351	FDIC Structured Sale Guaranteed Notes 144A, 0.86%, 2/25/48 (b)	875

		3,585

Foreign Government (3%)
2,600,000	Canadian Government, 1.50%, 6/1/12 (c)	2,532
800,000	Malaysia Government International Bond, 7.50%, 7/15/11	848
1,400,000	Province of Manitoba Canada, 5.00%, 2/15/12	1,488
350,000	Province of Ontario Canada, 2.625%, 1/20/12	359

		5,227

Foreign Government Guaranteed (12%)
980,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	1,002
600,000	Kreditanstalt fuer Wiederaufbau, 1.875%, 3/15/11	606
3,000,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	3,094
2,020,000	Lloyds TSB Bank PLC 144A, 1.35%, 4/1/11 (b)	2,027
800,000	Lloyds TSB Bank PLC 144A, 2.30%, 4/1/11 (b)	806
2,000,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	2,040
2,861,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	2,928
2,900,000	Nationwide Building Society 144A, 0.61%, 5/17/12 (b)	2,895
1,000,000	Royal Bank of Scotland PLC 144A, 0.82%, 4/8/11 (b)	999
470,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	481
500,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	512

		17,390

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (12%)
1,380,000	Arkle Master Issuer PLC 144A, 1.53%, 5/17/60 (b)	1,364
342,699	Asset Backed Funding Certificates, 0.63%, 4/25/34	308
155,553	Bear Stearns Alt-A Trust, 2.91%, 3/25/34	147
953,605	FH 1B2612 ARM, 3.09%, 11/1/34	986
470,688	FH 847515 ARM, 3.21%, 2/1/34	491
533,520	FHR 3196 PA, 5.25%, 8/15/11	545
562,331	FHR 3540 CD, 2.00%, 6/15/14	567
120,170	FN 708229 ARM, 2.26%, 4/1/33	124
1,098,284	FN 745017 15YR, 4.50%, 7/1/20	1,177
2,799,692	FN 784365 ARM, 1.98%, 5/1/34	2,900
193,473	FN 878544 ARM, 5.33%, 3/1/36	203
1,019,842	FN 889821 ARM, 3.25%, 12/1/36	1,068
1,054,171	FN AD0079 ARM, 3.05%, 11/1/35	1,091
1,216,087	FNR 03-119 FE, 1.32%, 6/25/27	1,220
872,792	GNR 02-48 FT, 0.54%, 12/16/26	870
2,563,359	GNR 09-8 LA, 5.00%, 4/20/33	2,619
335,139	GNR 99-43 FA, 0.79%, 11/16/29	336
850,000	Granite Master Issuer PLC, 0.77%, 12/17/54	357
960,871	Harborview Mortgage Loan Trust, 3.34%, 1/19/35	731
308,372	Homebanc Mortgage Trust, 1.18%, 8/25/29	216
401,137	Long Beach Mortgage Loan Trust, 6.245%, 8/25/33	108
381,190	Sequoia Mortgage Trust, 0.73%, 10/20/27	351
373,973	Structured Adjustable Rate Mortgage Loan Trust, 2.75%, 9/25/34	284
632,677	Structured Asset Mortgage Investments Inc., 4.35%, 7/25/32	627

		18,690

Municipal (1%)
500,000	Indiana Development Finance Authority, 5.75%, 10/1/11	510
250,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (d) FGIC	254
680,000	New York Liberty Development Corp., 0.50%, 12/1/49	681
350,000	New York State Urban Development Corp., 5.50%, 1/1/17	357

		1,802

Supranational (1%)
1,200,000	African Development Bank, 0.63%, 7/22/12	1,201
U.S. Government Agency (2%)
2,000,000	FFCB, 1.37%, 6/25/13	2,029
800,000	FNMA, 0.60%, 2/23/12	801

		2,830

U.S. Treasury (2%)
2,400,000	U.S. Treasury Note, 1.37%, 5/15/13	2,441
Commercial Paper (0%)
670,000	ASB Finance Ltd., 0.40%, 1/27/11	670

Total Bonds (Cost-$149,799)		148,759

Investment Company (Cost-$2,554) (2%)
2,553,896	Payden Cash Reserves Money Market Fund *	2,554

Total (Cost-$152,353) (a) (101%)		151,313
Liabilities in excess of Other Assets (-1%)		(1,867)

Net Assets (100%)		$149,446

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$748
Unrealized depreciation	(1,788)

Net unrealized depreciation	$(1,040)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Par in foreign currency.

(d)	Payment of principal and/or interest is insured against default by a Monoline insurer.

FGIC — Financial Guaranty Insurance Co.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Liabilities:
8/10/2010	Sell	Canadian Dollar	2,607	$(63)
8/10/2010	Sell	Euro	3,077	(126)

				$(189)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$(29)

Payden Short Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (101%)
Asset Backed (4%)
1,432,405	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	$1,436
3,918,550	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	3,922
1,189,227	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	1,191
683,408	BMW Vehicle Lease Trust, 2.04%, 4/15/11	684
3,223,000	CarMax Auto Owner Trust, 0.83%, 11/15/12	3,226
1,800,000	Cars Alliance Funding PLC, 0.91%, 10/8/23 (d)	2,321
607,705	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	609
1,008,045	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	1,009
873,849	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	876
1,078,188	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	1,080
1,303,668	Nissan Auto Lease Trust, 1.22%, 9/15/11	1,305
1,027,365	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	1,031

		18,690

Corporate (51%)
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,036
850,000	Alabama Power Co., 5.80%, 11/15/13	965
1,500,000	Allstate Corp., 6.20%, 5/16/14	1,724
600,000	America Movil SAB de CV 144A, 3.62%, 3/30/15 (b)	629
1,500,000	American Honda Finance Corp. 144A, 0.70%, 3/27/12 (b)	1,492
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	887
1,700,000	American Honda Finance Corp. 144A, 2.88%, 6/29/11 (b)	1,734
500,000	American Honda Finance Corp. 144A, 4.62%, 4/2/13 (b)	538
2,300,000	Amgen Inc., 0.12%, 2/1/11	2,294
1,750,000	Anheuser-Busch InBev Worldwide Inc. 144A, 1.26%, 3/26/13 (b)	1,752
2,410,000	Anheuser-Busch InBev Worldwide Inc. 144A, 2.50%, 3/26/13 (b)	2,452
980,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	1,013
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,328
2,500,000	Atlantia SPA, 1.16%, 6/9/11 (d)	3,256
1,700,000	Australia & New Zealand Banking Group Ltd. 144A, 0.94%, 8/4/11 (b)	1,709
2,340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b) (c)	2,438
1,400,000	Bank of America Corp., 4.90%, 5/1/13	1,479
4,050,000	Bank of Nova Scotia, 2.25%, 1/22/13	4,164
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.60%, 1/22/13 (b)	2,047
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,145
1,300,000	Berkshire Hathaway Finance Corp., 4.00%, 4/15/12	1,370
4,090,000	Berkshire Hathaway Inc., 0.85%, 2/11/13	4,107
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	680
865,000	Boston Scientific Corp., 6.00%, 6/15/11	891
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,164
2,150,000	British Telecommunications PLC, 9.375%, 12/15/10	2,214
2,000,000	Cadbury Schweppes US Finance 144A, 5.12%, 10/1/13 (b)	2,189
3,080,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	3,140
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	817
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,771
1,710,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,739
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	1,985
875,000	Cellco Partnership, 3.75%, 5/20/11	897
1,500,000	Cellco Partnership, 5.55%, 2/1/14	1,696
1,950,000	Cia de Bebidas das Americas, 8.75%, 9/15/13	2,291
1,775,000	Cisco Systems Inc., 5.25%, 2/22/11	1,820
1,000,000	Citigroup Inc., 5.30%, 10/17/12	1,053
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,077
1,500,000	Clorox Co., 5.00%, 3/1/13	1,634
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,777
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,753
2,454,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	2,522
1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,837
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,435
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,365
1,360,000	Corrections Corp of America, 6.25%, 3/15/13	1,387
1,600,000	Covidien International Finance SA, 1.87%, 6/15/13	1,620
1,590,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	1,602
1,500,000	CRH America Inc., 6.95%, 3/15/12	1,619
1,380,000	D.R. Horton Inc., 5.375%, 6/15/12	1,402
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	607
2,000,000	Diageo Capital PLC, 5.12%, 1/30/12	2,118
2,370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	2,553
1,375,000	Dish DBS Corp., 6.375%, 10/1/11	1,427
4,000,000	Dow Chemical Co., 4.85%, 8/15/12	4,238
1,620,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	1,628

Principal		Value
or Shares	Security Description	(000)

3,630,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	3,907
650,000	Duke Energy Corp., 3.95%, 9/15/14	691
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	949
1,200,000	Eli Lilly & Co., 3.55%, 3/6/12	1,251
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	888
360,000	Equifax Inc., 4.45%, 12/1/14	378
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	1,318
1,050,000	Export Development Canada, 2.25%, 5/28/15 (c)	1,078
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,795
1,000,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	1,145
1,200,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,250
1,800,000	Fortune Brands Inc., 3.00%, 6/1/12	1,824
2,250,000	FPL Group Capital Inc., 2.55%, 11/15/13	2,296
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,427
1,800,000	General Electric Capital Corp., 1.37%, 1/15/13	1,790
1,100,000	General Electric Capital Corp., 2.80%, 1/8/13	1,126
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,792
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,410
1,380,000	Genzyme Corp. 144A, 3.62%, 6/15/15 (b)	1,452
785,000	Georgia-Pacific LLC, 8.125%, 5/15/11	812
3,150,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	3,455
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,061
1,499,000	Hewlett-Packard Co., 4.25%, 2/24/12	1,578
1,000,000	IBM International Group Capital LLC, 5.05%, 10/22/12	1,091
2,160,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	2,247
1,315,000	Ingersoll-Rand Global Holding Co. Ltd., 1.92%, 8/13/10	1,315
3,330,000	International Business Machines Corp., 2.10%, 5/6/13	3,445
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	1,802
500,000	John Deere Capital Corp., 0.96%, 8/19/10	500
1,840,000	John Deere Capital Corp., 1.22%, 1/18/11	1,845
1,650,000	John Deere Capital Corp., 1.28%, 6/10/11	1,661
1,200,000	JPMorgan Chase & Co., 4.75%, 5/1/13	1,299
1,000,000	JPMorgan Chase & Co., 5.37%, 10/1/12	1,081
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,354
1,001,000	Kinder Morgan Inc., 6.50%, 9/1/12	1,059
650,000	Kraft Foods Inc., 2.62%, 5/8/13	668
760,000	Kraft Foods Inc., 5.25%, 10/1/13	835
1,385,000	L-3 Communications Corp., 5.875%, 1/15/15	1,420
1,400,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	1,500
4,000,000	Metropolitan Life Global Funding 144A, 0.92%, 7/13/11 (b)	3,996
2,500,000	Microsoft Corp., 2.95%, 6/1/14	2,641
400,000	MidAmerican Energy Holdings, 3.15%, 7/15/12	413
830,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	856
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,095
2,220,000	National Australia Bank Ltd. 144A, 1.01%, 1/8/13 (b)	2,222
2,500,000	National Grid PLC, 1.19%, 1/18/12 (d)	3,245
1,720,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	1,796
2,400,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11 (d)	3,235
1,000,000	New York Life Global Funding 144A, 0.66%, 6/16/11 (b)	1,001
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	1,727
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	1,103
500,000	Northern States Power Co., 8.00%, 8/28/12	572
1,610,000	Novartis Capital Corp., 1.90%, 4/24/13	1,649
610,000	Novartis Capital Corp., 4.125%, 2/10/14	665
700,000	Occidental Petroleum Corp., 4.125%, 6/1/16	775
880,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	900
1,540,000	PACCAR Financial Corp., 0.79%, 4/5/13	1,544
2,500,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b) (c)	2,631
400,000	Pfizer Inc., 3.625%, 6/3/13 (d)	546
880,000	Praxair Inc., 1.75%, 11/15/12	895
700,000	Procter & Gamble Co., 3.50%, 2/15/15	755
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,130
2,500,000	Prudential Financial Inc., 2.75%, 1/14/13	2,537
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,125
650,000	Public Service Co. of Colorado, 5.125%, 6/1/19	733
1,810,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	2,018
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,945
1,683,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,774
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	1,247
1,330,000	Rock-Tenn Co., 8.20%, 8/15/11	1,390
820,000	Rogers Communications Inc., 6.375%, 3/1/14	937
4,000,000	Royal Bank of Canada, 2.25%, 3/15/13	4,095
1,660,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	1,732
1,230,000	Shell International Finance, 1.87%, 3/25/13	1,252
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,567
410,000	Simon Property Group LP, 4.20%, 2/1/15	436
1,375,000	Sprint Capital Corp., 8.375%, 3/15/12	1,464

Principal		Value
or Shares	Security Description	(000)

1,325,000	SPX Corp., 7.625%, 12/15/14	1,395
3,540,000	Standard Chartered Bank New York, 0.83%, 11/16/11	3,542
1,305,000	StatoilHydro ASA, 2.90%, 10/15/14	1,348
1,390,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,486
810,000	Stryker Corp., 3.00%, 1/15/15	843
2,000,000	Svenska Handelsbanken AB 144A, 2.875%, 9/14/12 (b)	2,049
2,500,000	Telecom Italia SPA, 1.23%, 12/6/12 (d)	3,195
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,021
2,240,000	Teva Pharmaceutical Finance LLC, 1.50%, 6/15/12	2,262
900,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	912
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,035
1,300,000	Toronto-Dominion Bank, 1.51%, 9/10/10 (d)	1,694
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,051
970,000	Union Pacific Corp., 6.125%, 1/15/12	1,039
1,050,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,167
1,050,000	Valero Energy Corp., 6.875%, 4/15/12	1,128
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,358
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,181
1,000,000	Vodafone Group PLC, 0.81%, 2/27/12 (c)	999
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,402
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,023
1,129,000	Wachovia Corp., 5.30%, 10/15/11	1,187
1,020,000	Wells Fargo & Co., 3.75%, 10/1/14	1,069
1,500,000	Westpac Banking Corp. 144A, 1.08%, 4/8/13 (b)	1,489
1,630,000	Westpac Banking Corp., 2.25%, 11/19/12	1,653
1,280,000	Windstream Corp., 8.125%, 8/1/13	1,370
3,500,000	WM Wrigley Jr. Co. 144A, 1.91%, 6/28/11 (b)	3,501
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,512
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	5,026
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,366
1,435,000	Wynn Las Vegas LLC, 6.625%, 12/1/14 (c)	1,496

		274,745

FDIC Guaranteed (3%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	4,839
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	6,248
1,744,702	FDIC Structured Sale Guaranteed Notes 144A, 0.86%, 2/25/48 (b)	1,751
2,763,856	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,825

		15,663

Foreign Government (7%)
15,000,000	Canadian Government, 3.50%, 6/1/13 (d)	15,261
2,200,000	Federal Republic of Germany 144A, 1.50%, 9/21/12 (b)	2,237
1,600,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,696
3,300,000	Province of Ontario Canada, 1.875%, 11/19/12	3,359
1,610,000	Republic of Brazil, 10.25%, 6/17/13	1,988
590,000	Republic of Chile, 5.50%, 1/15/13	643
1,500,000	Republic of Colombia, 10.00%, 1/23/12	1,683
3,530,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	4,360
460,000	Republic of Panama, 9.375%, 7/23/12	534
1,900,000	Republic of South Africa, 7.375%, 4/25/12	2,083
1,060,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,104
2,500,000	United Mexican States, 6.375%, 1/16/13	2,769

		37,717

Foreign Government Guaranteed (4%)
1,700,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,743
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11 (d)	3,654
2,153,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	2,202
900,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	928
3,000,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	3,070
2,800,000	Nationwide Building Society 144A, 0.61%, 5/17/12 (b)	2,796
1,000,000	Royal Bank of Scotland PLC 144A, 0.82%, 4/8/11 (b)	999
3,100,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	3,173
4,190,000	Societe Financement de l’Economie Francaise 144A, 2.125%, 1/30/12 (b) (c)	4,259

		22,824

Mortgage Backed (12%)
6,149,320	Adjustable Rate Mortgage Trust, 5.35%, 3/25/37	3,549
3,680,000	Arkle Master Issuer PLC 144A, 1.53%, 5/17/60 (b)	3,636
4,600,000	FDIC Trust, 2.18%, 5/25/50	4,606
3,057,351	FG G13328 30YR, 6.00%, 11/1/22	3,337
2,483,705	FH 782784 ARM, 2.75%, 10/1/34	2,580
1,853,947	FN 708229 ARM, 2.26%, 4/1/33	1,916
630,913	FN 743821 ARM, 2.85%, 11/1/33	642
537,333	FN 755867 ARM, 3.07%, 12/1/33	557
1,108,595	FN 790762 ARM, 3.13%, 9/1/34	1,137
1,351,688	FN 790764 ARM, 3.14%, 9/1/34	1,385
1,392,618	FN 794792 ARM, 3.01%, 10/1/34	1,433
1,194,711	FN 794797 ARM, 2.79%, 10/1/34	1,224
6,396,817	FN 995672 30YR, 4.50%, 4/1/39	6,700

Principal		Value
or Shares	Security Description	(000)

6,369,204	FN AC8512 30YR, 4.50%, 12/1/39	6,671
7,175,905	G2 4696 30YR, 4.50%, 5/20/40	7,569
4,404,478	GNR 04-11 F, 0.63%, 2/20/34	4,396
4,409,564	Harborview Mortgage Loan Trust, 4.91%, 12/19/35	3,281
459,938	Indymac Index Mortgage Loan Trust, 3.41%, 10/25/34	414
1,611,719	MLCC Mortgage Investors, Inc., 2.17%, 12/25/34	1,530
2,533,262	MLCC Mortgage Investors, Inc., 4.99%, 2/25/36	2,211
291,349	Morgan Stanley Mortgage Loan Trust, 2.19%, 7/25/34	256
184,100	Provident Funding Mortgage Loan Trust, 2.83%, 4/25/34	182
811,390	Sequoia Mortgage Trust, 0.73%, 10/20/27	747
2,689,435	Structured Adjustable Rate Mortgage Loan Trust, 2.64%, 8/25/34	2,329
399,707	Structured Adjustable Rate Mortgage Loan Trust, 2.68%, 10/25/34	323
1,340,971	Structured Asset Mortgage Investments Inc., 2.25%, 10/19/34	1,019

		63,630

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	628
3,200,000	Citizens Property Insurance Corp., 5.00%, 6/1/12	3,352

		3,980

Supranational (1%)
3,600,000	European Investment Bank, 4.75%, 4/15/11 (d)	4,821
U.S. Government Agency (6%)
5,000,000	FFCB Disc Note, 0.51%, 5/12/11 (f)	4,989
6,000,000	FFCB, 1.37%, 6/25/13	6,086
12,183,000	FNMA Disc Note, 0.14%, 8/4/10 (f)	12,183
8,000,000	FNMA, 2.05%, 1/28/13	8,046

		31,304

U.S. Treasury (12%)
2,500,000	U.S. Treasury Bill, 0.25%, 10/21/10 (f) (g)	2,499
1,000,000	U.S. Treasury Note, 0.62%, 6/30/12	1,002
10,190,000	U.S. Treasury Note, 1.00%, 4/30/12	10,281
17,000,000	U.S. Treasury Note, 1.125%, 12/15/12	17,187
12,925,000	U.S. Treasury Note, 1.37%, 5/15/13	13,145
4,200,000	U.S. Treasury Note, 1.75%, 4/15/13	4,314
7,100,000	U.S. Treasury Note, 1.87%, 6/30/15	7,206
8,190,000	U.S. Treasury Note, 2.50%, 4/30/15	8,571

		64,205

Total Bonds (Cost-$533,706)		537,579

Investment Company (Cost-$2,187) (0%)
2,187,090	Payden Cash Reserves Money Market Fund *	2,187

Total (Cost-$535,893) (a) (101%)		539,766
Liabilities in excess of Other Assets (-1%)		(6,065)

Net Assets (100%)		$533,701

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$11,179
Unrealized depreciation	(7,306)

Net unrealized appreciation	$3,873

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $7,096 and the total market value of the collateral held by the fund is $7,308.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.

(g)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Liabilities:
8/10/2010	Sell	Canadian Dollar	15,730	$(383)
8/10/2010	Sell	Euro	20,133	(821)

				$(1,204)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

126	U.S. Treasury 2 Year Note Future	Sep-10	$27,610	$(124)

Payden U.S. Government Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (103%)
FDIC Guaranteed (16%)
670,000	Bank of America Corp., 2.10%, 4/30/12	$687
1,500,000	Bank of the West/San Francisco CA, 2.15%, 3/27/12	1,538
2,000,000	Citigroup Funding Inc., 2.125%, 7/12/12	2,056
1,300,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	1,258
1,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	1,515
872,351	FDIC Structured Sale Guaranteed Notes 144A, 0.86%, 2/25/48 (b)	876
1,151,874	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (b)	1,184
2,763,856	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,824
700,000	HSBC USA Inc., 3.125%, 12/16/11	725
185,000	JPMorgan Chase & Co., 3.125%, 12/1/11	191
375,000	Morgan Stanley, 2.25%, 3/13/12	385
1,100,000	State Street Corp., 2.15%, 4/30/12	1,129
1,000,000	US Bancorp, 2.25%, 3/13/12	1,026
950,000	Wells Fargo & Co., 2.125%, 6/15/12	976
430,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	439

		16,809

Mortgage Backed (32%)
1,430,000	FDIC Trust, 2.18%, 5/25/50	1,432
346,820	FG G13328 30YR, 6.00%, 11/1/22	379
611,059	FG M80911 7YR, 4.00%, 4/1/11	618
520,113	FH 1B2420 ARM, 5.07%, 11/1/35	542
1,116,549	FH 1G1745 ARM, 2.90%, 8/1/35	1,157
349,570	FH 1J1279 ARM, 5.85%, 4/1/36	368
697,071	FH 1K0030 ARM, 5.97%, 7/1/36	735
923,674	FH 1Q0044 ARM, 5.26%, 4/1/36	972
580,020	FH 1Q0232 ARM, 5.34%, 12/1/36	612
1,870,609	FHLB QR-9012, 5.00%, 8/15/12	1,994
826,484	FHR 2929 AC, 4.50%, 12/15/22	853
253,826	FHR 3196 PA, 5.25%, 8/15/11	259
995,325	FHR 3540 CD, 2.00%, 6/15/14	1,003
352,868	FN 708229 ARM, 2.26%, 4/1/33	364
347,930	FN 743821 ARM, 2.85%, 11/1/33	354
287,857	FN 755867 ARM, 3.07%, 12/1/33	298
125,786	FN 790762 ARM, 3.13%, 9/1/34	129
153,284	FN 790764 ARM, 3.14%, 9/1/34	157
205,547	FN 794792 ARM, 3.01%, 10/1/34	212
176,577	FN 794797 ARM, 2.79%, 10/1/34	181
1,077,850	FN 797889 ARM, 4.368%, 1/1/35	1,126
246,128	FN 843045 ARM, 4.94%, 9/1/35	253
459,055	FN 850120 ARM, 5.26%, 10/1/35	478
429,940	FN 878544 ARM, 5.33%, 3/1/36	452
674,382	FN 887019 ARM, 5.81%, 6/1/36	714
2,530,017	FN 995672 30YR, 4.50%, 4/1/39	2,650
2,516,470	FN AC8512 30YR, 4.50%, 12/1/39	2,636
2,296,631	FNR 10-32 CL, 3.75%, 8/25/18	2,453
1,011,579	G2 3809 30YR, 6.50%, 1/20/36	1,126
3,109,559	G2 4696 30YR, 4.50%, 5/20/40	3,280
180,491	GNR 03-98 PC, 5.00%, 2/20/29	183
1,950,555	GNR 04-11 F, 0.63%, 2/20/34	1,947
350,123	GNR 04-73 JM, 0.00%, 9/16/34	325
440,074	GNR 05-58 NJ, 4.50%, 8/20/35	457
1,698,025	GNR 09-57 BA, 2.25%, 6/16/39	1,738
2,600,844	GNR 09-66 CA, 2.25%, 8/16/39	2,667

		35,104

U.S. Government Agency (33%)
4,000,000	FFCB, 1.37%, 6/25/13	4,057
155,000	FFCB, 1.75%, 2/21/13	158
2,720,000	FFCB, 1.875%, 12/7/12	2,788
2,500,000	FFCB, 3.70%, 5/15/13	2,690
1,000,000	FHLB, 1.12%, 5/18/12	1,010
2,500,000	FHLB, 1.50%, 1/16/13	2,540
3,000,000	FHLB, 1.625%, 11/21/12	3,059
1,732,490	FHLB, 2.60%, 4/20/15	1,791
3,000,000	FHLB, 3.625%, 10/18/13	3,249
3,000,000	FHLMC, 1.12%, 7/27/12	3,029
4,000,000	FHLMC, 2.87%, 2/9/15	4,221
3,000,000	FNMA, 2.625%, 11/20/14	3,151
3,802,000	FNMA, 2.75%, 3/13/14	4,007
700,000	FNMA, 2.875%, 12/11/13	740

		36,490

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury (22%)
2,450,000	U.S. Treasury Note, 1.00%, 4/30/12	2,472
5,400,000	U.S. Treasury Note, 1.37%, 5/15/13	5,492
10,150,000	U.S. Treasury Note, 1.87%, 6/30/15	10,301
2,000,000	U.S. Treasury Note, 2.00%, 11/30/13	2,069
391,000	U.S. Treasury Note, 2.50%, 4/30/15	408
950,000	U.S. Treasury Note, 2.875%, 1/31/13	1,004
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,606
500,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	538

		23,890

Total Bonds (Cost-$109,615)		112,293

Investment Company (Cost-$16) (0%)
16,282	Payden Cash Reserves Money Market Fund *	16

Total (Cost-$109,631) (a) (103%)		112,309
Liabilities in excess of Other Assets (-3%)		(2,864)

Net Assets (100%)		$109,445

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,681
Unrealized depreciation	(3)

Net unrealized appreciation	$2,678

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

45	U.S. Treasury 2 Year Note Future	Sep-10	$9,861	$(44)

Payden GNMA Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (154%)
Mortgage Backed (141%)
9,494,143	FH 1A0001 ARM, 2.04%, 4/1/35	$9,810
913,065	FH 1B3142 ARM, 3.51%, 11/1/36	953
5,131,392	FH 1B4282 ARM, 5.05%, 10/1/38	5,385
1,180,724	FH 1G0189 ARM, 2.27%, 4/1/35	1,221
7,499,863	FH 1G0501 ARM, 2.61%, 6/1/35	7,768
3,961,799	FH 1J1279 ARM, 5.85%, 4/1/36	4,173
6,025,736	FH 1Q0062 ARM, 4.45%, 11/1/35	6,275
252,925	FH 780444 ARM, 2.54%, 3/1/33	263
814,329	FH 782784 ARM, 2.75%, 10/1/34	846
2,745,770	FH 847228 ARM, 3.36%, 1/1/34	2,866
6,058,124	FH 848111 ARM, 3.16%, 9/1/37	6,317
3,821,742	FHLB QR-9012, 5.00%, 8/15/12	4,074
5,349,301	FN 745551 30YR, 2.80%, 2/1/36	5,590
6,829,895	FN 783587 ARM, 2.58%, 3/1/35	7,126
3,232,472	FN 832100 ARM, 3.01%, 7/1/35	3,366
4,336,392	FN 920795 ARM, 3.55%, 3/1/34	4,508
10,890,265	FN AC8887 ARM, 3.70%, 1/1/40	11,322
5,435,029	FNR 03-73 HF, 0.77%, 1/25/31	5,440
2,445,729	FNR 06-101 FE, 0.57%, 10/25/36	2,437
1,361,301	FNR 06-27 BF, 0.62%, 4/25/36	1,358
9,366,608	FNR 07-95 A1, 0.57%, 8/27/36	9,357
3,477,265	FNW 04-W2 4A, 4.56%, 2/25/44	3,595
266,224	G2 2591 30YR, 7.00%, 5/20/28	291
287,884	G2 3133 30YR, 6.50%, 9/20/31	326
3,886,922	G2 3415 30YR, 5.50%, 7/20/33	4,253
2,770,788	G2 3515 30YR, 5.50%, 2/20/34	3,028
4,224,481	G2 3584 30YR, 6.00%, 7/20/34	4,656
2,932,189	G2 3599 30YR, 6.50%, 8/20/34	3,290
3,678,267	G2 3711 30YR, 5.50%, 5/20/35	4,017
5,193,772	G2 3747 30YR, 5.00%, 8/20/35	5,642
3,642,612	G2 3772 30YR, 5.00%, 10/20/35	3,957
5,456,739	G2 3785 30YR, 5.00%, 11/20/35	5,928
2,529,874	G2 3805 30YR, 5.00%, 1/20/36	2,741
1,569,287	G2 3891 30YR, 6.50%, 8/20/36	1,747
6,219,447	G2 4083 30YR, 5.00%, 2/20/38	6,723
8,761,572	G2 4216 30YR, 6.00%, 8/20/38	9,421
8,328,398	G2 4284 30YR, 5.50%, 11/20/38	8,986
13,560,442	G2 4315 30YR, 5.50%, 12/20/38	14,753
6,949,404	G2 4437 30YR, 5.00%, 5/20/39	7,431
1,627,115	G2 4485 30YR, 5.00%, 7/20/39	1,740
2,298,571	G2 4542 30YR, 5.50%, 9/20/39	2,500
4,856,937	G2 4558 30YR, 4.50%, 10/20/39	5,123
9,744,811	G2 4560 30YR, 5.50%, 10/20/39	10,598
12,368,470	G2 4696 30YR, 4.50%, 5/20/40	13,046
11,980,871	G2 4713 30YR, 4.50%, 6/20/40	12,637
10,000,000	G2 4746 30YR, 4.50%, 7/20/40	10,548
825,242	G2 688058 30YR, 4.50%, 8/20/38	873
8,390,018	G2 701705 30YR, 5.00%, 2/20/39	8,948
7,181,718	G2 710025 30YR, 5.65%, 8/20/59	7,900
8,472,694	G2 713314 30YR, 6.00%, 3/20/39	9,188
796,596	G2 80013 ARM, 3.125%, 11/20/26	818
713,127	G2 80029 ARM, 3.375%, 1/20/27	732

Principal		Value
or Shares	Security Description	(000)

368,867	G2 8006 ARM, 3.625%, 7/20/22	380
3,969,846	G2 80074 ARM, 4.375%, 5/20/27	4,113
607,761	G2 80134 ARM, 3.125%, 11/20/27	624
165,828	G2 80346 ARM, 3.125%, 11/20/29	170
1,565,392	G2 8041 ARM, 3.625%, 8/20/22	1,614
347,425	G2 80507 ARM, 4.375%, 4/20/31	360
1,047,034	G2 80569 ARM, 3.00%, 1/20/32	1,073
269,905	G2 80579 ARM, 3.00%, 2/20/32	277
952,862	G2 80593 ARM, 4.375%, 4/20/32	987
1,679,144	G2 80611 ARM, 4.375%, 6/20/32	1,740
350,838	G2 80612 ARM, 4.50%, 6/20/32	364
226,262	G2 8062 ARM, 3.125%, 10/20/22	232
1,174,690	G2 80780 ARM, 3.50%, 12/20/33	1,210
268,867	G2 80791 ARM, 3.75%, 12/20/33	277
535,908	G2 80826 ARM, 3.50%, 2/20/34	551
4,854,309	G2 80835 ARM, 1.87%, 2/20/34	4,947
979,182	G2 80837 ARM, 2.00%, 2/20/34	999
1,139,631	G2 80856 ARM, 1.87%, 3/20/34	1,161
111,149	G2 80932 ARM, 4.00%, 6/20/34	115
121,805	G2 80934 ARM, 4.50%, 6/20/34	126
872,915	G2 81018 ARM, 3.625%, 8/20/34	900
257,672	G2 81019 ARM, 4.125%, 8/20/34	266
985,950	G2 81036 ARM, 3.50%, 8/20/34	1,016
51,084	G2 81044 ARM, 3.625%, 8/20/34	53
199,466	G2 8121 ARM, 3.375%, 1/20/23	205
3,679,491	G2 81214 ARM, 1.87%, 1/20/35	3,750
1,385,710	G2 81220 ARM, 1.875%, 1/20/35	1,412
1,214,290	G2 81278 ARM, 1.87%, 3/20/35	1,238
262,730	G2 81402 ARM, 4.00%, 7/20/35	271
87,755	G2 81405 ARM, 4.125%, 7/20/35	91
111,273	G2 81696 ARM, 3.50%, 6/20/36	115
807,594	G2 81938 30YR, 2.625%, 7/20/37	827
809,982	G2 8198 ARM, 4.37%, 5/20/23	839
1,365,047	G2 82151 ARM, 3.50%, 9/20/38	1,406
1,022,294	G2 82245 30YR, 5.00%, 12/20/38	1,058
281,546	G2 8228 ARM, 3.625%, 7/20/23	290
5,945,091	G2 82520 ARM, 4.00%, 4/20/40	6,219
240,916	G2 8301 ARM, 3.125%, 10/20/23	247
269,002	G2 8339 ARM, 3.125%, 12/20/23	276
427,297	G2 8421 ARM, 4.37%, 5/20/24	443
281,056	G2 8595 ARM, 3.375%, 2/20/25	289
169,012	G2 8855 ARM, 3.125%, 10/20/21	174
189,845	G2 8867 ARM, 3.125%, 11/20/21	195
2,445,471	G2 8991 ARM, 3.125%, 10/20/26	2,512
5,672,780	GN 455989 15YR, 5.00%, 7/15/26	6,167
848,060	GN 558954 20YR, 5.25%, 5/15/29	928
1,901,187	GN 558956 30YR, 4.50%, 6/15/29	2,036
509,472	GN 582100 30YR, 7.50%, 4/15/32	588
2,091,660	GN 605099 30YR, 5.50%, 3/15/34	2,287
2,875,386	GN 605301 30YR, 5.50%, 7/15/34	3,144
1,508,212	GN 615263 30YR, 6.00%, 6/15/33	1,672
3,765,640	GN 616826 30YR, 5.50%, 1/15/35	4,114
1,525,812	GN 629903 35YR, 5.80%, 6/15/42	1,655
6,897,617	GN 630057 30YR, 5.13%, 4/15/48	7,374
11,212,828	GN 673234 30YR, 6.00%, 11/15/38	12,291
8,653,833	GN 677101 30YR, 5.50%, 7/15/38	9,422
3,559,767	GN 677318 30YR, 6.00%, 9/15/38	3,902
1,194,000	GN 677378 30YR, 7.00%, 10/15/38	1,331
1,863,798	GN 690008 30YR, 7.00%, 10/15/38	2,078

Principal		Value
or Shares	Security Description	(000)

950,108	GN 690922 30YR, 5.50%, 6/15/38	1,034
3,073,598	GN 693184 30YR, 6.00%, 10/15/38	3,369
3,571,600	GN 693553 30YR, 6.00%, 7/15/38	3,915
2,810,198	GN 693559 30YR, 6.00%, 7/15/38	3,080
3,390,075	GN 693570 30YR, 6.00%, 7/15/38	3,716
4,128,903	GN 694412 30YR, 6.00%, 9/15/38	4,526
2,207,869	GN 697066 30YR, 5.00%, 3/15/39	2,354
6,756,526	GN 698035 30YR, 6.00%, 1/15/39	7,406
9,296,311	GN 698196 30YR, 4.50%, 6/15/39	9,825
9,565,529	GN 704439 30YR, 4.50%, 3/15/39	10,109
9,216,657	GN 704489 30YR, 5.50%, 4/15/39	10,035
9,529,359	GN 710868 30YR, 5.50%, 9/15/39	10,376
2,697,142	GN 713930 30YR, 5.00%, 10/15/39	2,879
1,289,738	GN 728159 20YR, 5.25%, 11/15/29	1,411
45,504	GN 780619 15YR, 7.00%, 8/15/12	47
440,697	GN 781324 30YR, 7.00%, 7/15/31	507
323,106	GN 781445 30YR, 8.00%, 11/15/31	380
1,350,890	GN 781527 30YR, 6.00%, 11/15/32	1,501
1,873,519	GN 781636 30YR, 5.50%, 7/15/33	2,040
2,485,410	GN 781810 30YR, 5.50%, 10/15/34	2,718
8,965,847	GN 781811 30YR, 5.00%, 10/15/34	9,718
6,118,123	GN 782272 30YR, 5.50%, 2/15/38	6,665
12,446,424	GN 782778 30YR, 6.50%, 1/15/33	13,915
11,025,315	GN 782835 30YR, 6.00%, 12/15/39	12,086
11,037,557	GN 782858 30YR, 6.00%, 11/15/39	12,099
6,000,000	GNMA 4.00%, 30YR TBA (b)	6,192
54,000,000	GNMA 4.50%, 30YR TBA (b)	56,953
101,950,000	GNMA 5.00%, 30YR TBA (b)	109,278
106,450,000	GNMA 5.50%, 30YR TBA (b)	115,365
6,000,000	GNMA 6.00%, 30YR TBA (b)	6,547
1,118,325	GNR 00-22 FG, 0.54%, 5/16/30	1,116
232,115	GNR 00-26 DF, 0.73%, 9/20/30	232
600,582	GNR 00-26 FA, 0.88%, 9/20/30	601
651,918	GNR 00-9 FG, 0.94%, 2/16/30	657
342,425	GNR 00-9 FH, 0.84%, 2/16/30	344
1,299,646	GNR 01-11 FB, 0.59%, 9/17/29	1,294
786,092	GNR 01-19 F, 0.84%, 5/16/31	789
159,687	GNR 01-21 FN, 0.54%, 8/16/22	159
331,188	GNR 01-26 F, 0.69%, 5/16/31	331
1,295,911	GNR 01-31 FA, 0.59%, 6/16/31	1,291
76,439	GNR 01-33 F, 0.78%, 7/20/31	77
1,328,269	GNR 01-35 FA, 0.59%, 8/16/31	1,322
862,421	GNR 01-46 FA, 0.76%, 9/16/31	864
4,086,932	GNR 01-47 FA, 0.74%, 9/16/31	4,144
1,875,451	GNR 01-59 FA, 0.74%, 11/16/24	1,879
1,474,559	GNR 01-64 F, 0.68%, 11/20/31	1,475
899,978	GNR 02-11 FJ, 0.83%, 2/20/32	904
994,695	GNR 02-13 FA, 0.84%, 2/16/32	999
414,076	GNR 02-24 FA, 0.84%, 4/16/32	416
308,783	GNR 02-4 FY, 0.79%, 1/16/32	310
490,179	GNR 02-41 HF, 0.74%, 6/16/32	492
2,462,820	GNR 02-48 FT, 0.54%, 12/16/26	2,456
2,314,767	GNR 02-5 FP, 0.89%, 1/16/32	2,324
2,229,753	GNR 02-72 FA, 0.73%, 10/20/32	2,234
3,975,633	GNR 02-76 F, 0.54%, 1/16/31	3,964
455,764	GNR 02-76 FY, 0.64%, 12/16/26	455
590,891	GNR 02-79 FB, 0.59%, 11/16/32	590
2,161,507	GNR 03-35 CF, 0.64%, 3/16/33	2,161
1,187,444	GNR 03-69 FD, 0.79%, 2/16/29	1,191

Principal		Value
or Shares	Security Description	(000)

4,665,334	GNR 03-94 FB, 0.64%, 12/16/30	4,650
12,008,504	GNR 04-11 F, 0.63%, 2/20/34	11,986
11,584,272	GNR 04-49 F, 0.73%, 11/20/30	11,592
12,000,000	GNR 04-5 PF, 0.88%, 2/20/33	12,049
7,694,784	GNR 04-56 F, 0.73%, 6/20/33	7,708
2,092,637	GNR 04-59 FH, 0.59%, 8/16/34	2,081
3,647,913	GNR 04-73 JM, 0.00%, 9/16/34	3,388
7,608,176	GNR 04-80 FM, 0.63%, 7/20/34	7,595
1,348,277	GNR 06-47 FA, 0.54%, 8/16/36	1,344
976,217	GNR 06-62 FB, 0.49%, 11/20/36	974
8,567,197	GNR 07-51 JF, 0.58%, 6/20/37	8,543
935,327	GNR 07-59 FJ, 0.63%, 7/20/37	935
2,926,322	GNR 08-2 FH, 0.78%, 1/20/38	2,932
3,695,027	GNR 08-67 UF, 0.78%, 6/20/38	3,704
3,041,614	GNR 08-70 A, 5.50%, 9/20/35	3,115
153,129	GNR 08-72 EF, 1.18%, 3/20/34	153
59,780,317	GNR 09-111 IO, 1.82%, 9/16/51	5,300
41,971,624	GNR 10-71 IO, 1.515%, 3/16/52	3,010
1,227,848	GNR 97-13 F, 0.87%, 9/16/27	1,230
1,139,316	GNR 99-18 FA, 0.64%, 5/16/29	1,139
921,389	GNR 99-40 FE, 0.89%, 11/16/29	927
966,840	GNR 99-40 FK, 0.89%, 11/16/29	972
450,519	GNR 99-43 FA, 0.79%, 11/16/29	452
1,160,861	GNR 99-45 FC, 0.74%, 12/16/29	1,163
1,393,033	GNR 99-45 FH, 0.79%, 12/16/29	1,397
1,500,000	GNSF 5.00%, 30YR TBA (b)	1,615
33,500,000	GNSF 5.50%, 30YR TBA (b)	36,410

		981,773

U.S. Government Agency (9%)
20,000,000	FHLB Disc Note, 0.17%, 9/10/10 (c)	19,997
7,200,000	FHLMC Disc Note, 0.24%, 12/1/10 (c)	7,194
15,000,000	FHLMC Disc Note, 0.29%, 11/15/10 (c)	14,992
20,000,000	FNMA Disc Note, 0.14%, 8/4/10 (c)	20,000
2,000,000	FNMA Disc Note, 0.21%, 8/11/10 (c)	2,000

		64,183

U.S. Treasury (4%)
20,000,000	U.S. Treasury Bill, 0.15%, 8/12/10 (c)	19,999
1,000,000	U.S. Treasury Bill, 0.34%, 5/5/11 (c) (d)	998
5,000,000	U.S. Treasury Note, 3.50%, 5/15/20	5,252

		26,249

Total Bonds (Cost-$1,042,208)		1,072,205

Put Options (Cost-$84) (0%)
200	U.S. Treasury 10 Year Future, Aug 10 @ 111	3
Investment Company (Cost-$12,480) (2%)
12,479,749	Payden Cash Reserves Money Market Fund *	12,480

Total (Cost-$1,054,772) (a) (156%)		1,084,688
Liabilities in excess of Other Assets (-56%)		(388,276)

Net Assets (100%)		$696,412

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$30,311
Unrealized depreciation	(395)

Net unrealized appreciation	$29,916

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.

(d)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

568	U.S. Treasury 2 Year Note Future	Sep-10	$124,463	$(561)

Payden Core Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Asset Backed (1%)
150,212	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.98%, 11/25/32	$139
2,902,717	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,033
140,520	Landmark Mortgage Securities PLC, 0.95%, 6/17/38 (f)	188
206,932	Sequoia Mortgage Trust, 0.73%, 10/20/27	190
70,766	Structured Asset Investment Loan Trust, 0.82%, 9/25/34	60
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	238

		3,848

Corporate (49%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	2,004
1,420,000	American Express Co., 8.125%, 5/20/19	1,807
1,854,000	American Express Credit Corp., 5.125%, 8/25/14	2,021
1,210,000	Ameriprise Financial Inc., 5.30%, 3/15/20	1,297
2,940,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	3,058
2,447,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	2,708
2,590,000	ArcelorMittal, 9.85%, 6/1/19	3,352
4,165,000	AT&T Mobility LLC, 8.125%, 5/1/12	4,670
879,000	AT&T Mobility LLC, 8.75%, 3/1/31	1,231
2,550,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	2,754
1,105,000	Bank of America Corp., 4.50%, 4/1/15	1,143
2,740,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b) (e)	2,836
1,150,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,229
1,085,000	BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	1,245
2,100,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b) (e)	2,173
774,000	Boston Properties LP, 6.25%, 1/15/13	848
3,035,000	Bottling Group LLC, 6.95%, 3/15/14	3,599
852,000	Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	960
1,020,000	Canadian National Resources Ltd., 4.90%, 12/1/14	1,117
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,578
1,540,000	CBS Corp., 8.87%, 5/15/19	1,981
2,430,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,770
2,665,000	Chubb Corp., 6.37%, 3/29/67	2,625
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,189
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,412
995,000	Citigroup Inc., 6.00%, 12/13/13	1,072
1,425,000	Citigroup Inc., 6.01%, 1/15/15	1,536
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,582
3,605,000	Comcast Corp., 5.15%, 3/1/20	3,869
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,311
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	1,283
1,707,000	Costco Wholesale Corp., 5.50%, 3/15/17	1,982
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	2,053
1,369,000	Credit Suisse AG, 5.40%, 1/14/20	1,446
1,120,000	CSX Corp., 5.60%, 5/1/17	1,243
2,800,000	CVS Caremark Corp., 3.25%, 5/18/15	2,886
1,615,000	CVS Caremark Corp., 6.12%, 9/15/39	1,730
1,724,000	Daimler Finance North America LLC, 5.75%, 9/8/11	1,803
3,270,000	Daimler Finance North America LLC, 5.87%, 3/15/11	3,367
2,250,000	Delhaize America Inc., 9.00%, 4/15/31	3,042
4,268,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	4,529
3,165,000	DirecTV Holdings LLC, 4.75%, 10/1/14	3,409
1,425,000	Discovery Communications LLC, 3.70%, 6/1/15	1,491
1,487,000	Dominion Resources Inc., 5.20%, 8/15/19 (e)	1,665
361,000	Dominion Resources Inc., 8.875%, 1/15/19	482
1,200,000	Dow Chemical Co., 4.85%, 8/15/12	1,271
1,110,000	Dow Chemical Co., 8.55%, 5/15/19	1,388
1,020,000	Dow Chemical Co., 9.40%, 5/15/39	1,437
1,558,000	Dr Pepper Snapple Group Inc., 6.82%, 5/1/18	1,877
1,540,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	1,666
2,670,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,850

Principal		Value
or Shares	Security Description	(000)

1,125,000	EnCana Corp., 6.50%, 8/15/34	1,282
1,673,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	1,856
2,465,000	Exelon Corp., 4.90%, 6/15/15	2,679
595,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	647
2,350,000	Export-Import Bank of Korea, 5.875%, 1/14/15	2,609
2,216,000	Express Scripts Inc., 7.25%, 6/15/19	2,715
744,000	FPL Group Capital Inc., 6.00%, 3/1/19 (e)	852
2,978,000	General Electric Capital Corp., 3.50%, 6/29/15	3,035
2,605,000	General Electric Capital Corp., 5.875%, 1/14/38	2,616
2,347,000	General Electric Capital Corp., 6.00%, 8/7/19	2,602
2,610,000	General Electric Co., 5.25%, 12/6/17	2,881
1,890,000	General Mills Inc., 6.00%, 2/15/12	2,032
2,700,000	Genzyme Corp. 144A, 3.62%, 6/15/15 (b)	2,841
1,395,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,530
1,300,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	1,311
795,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	859
585,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	598
2,410,000	Grupo Televisa SA, 6.00%, 5/15/18	2,656
2,550,000	Home Depot Inc., 5.40%, 3/1/16	2,864
3,100,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	3,225
1,350,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	1,507
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,318
1,220,000	JPMorgan Chase & Co., 6.40%, 5/15/38	1,443
700,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (g)	779
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,494
1,790,000	KeyCorp, 6.50%, 5/14/13	1,968
953,000	KeySpan Corp., 7.625%, 11/15/10	971
2,585,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	2,895
1,520,000	Kraft Foods Inc., 5.37%, 2/10/20	1,666
708,000	Kroger Co., 3.90%, 10/1/15	758
1,040,000	Kroger Co., 7.50%, 1/15/14	1,225
1,240,000	Kroger Co., 7.50%, 4/1/31	1,570
1,260,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,345
3,955,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	4,164
433,000	Marathon Oil Corp., 5.90%, 3/15/18	486
1,650,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	1,772
1,281,000	McKesson Corp., 5.25%, 3/1/13	1,395
1,190,000	Medco Health Solutions Inc., 7.25%, 8/15/13	1,378
1,245,000	Merrill Lynch & Co., 6.875%, 4/25/18	1,391
740,000	Merrill Lynch & Co., 7.75%, 5/14/38	842
1,035,000	MetLife Inc., 10.75%, 8/1/39	1,282
1,025,000	MetLife Inc., 6.75%, 6/1/16	1,180
1,380,000	Metropolitan Life Global Funding 144A, 1.02%, 4/10/12 (b)	1,380
925,000	Microsoft Corp., 5.20%, 6/1/39	997
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	2,322
1,100,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (g)	1,258
2,241,000	Morgan Stanley, 4.10%, 1/26/15	2,280
1,750,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	1,795
2,620,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	2,736
1,975,000	News America Inc., 6.65%, 11/15/37	2,206
1,260,000	Nissan Motor Acceptance Corp. 144A, 4.50%, 1/30/15 (b)	1,317
2,030,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,068
2,790,000	Nordstrom Inc., 4.75%, 5/1/20	2,915
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,887
3,025,000	Omnicom Group Inc., 5.90%, 4/15/16	3,460
1,409,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	1,608
1,455,000	Petro-Canada, 6.05%, 5/15/18	1,676
2,710,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	2,906
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22 (g)	2,637
2,556,000	Prudential Financial Inc., 4.75%, 9/17/15	2,713
1,140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,271
1,000,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 5.50%, 9/30/14 (b)	1,094
2,900,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	3,225
281,000	Safeway Inc., 5.00%, 8/15/19	306
1,207,000	Safeway Inc., 7.25%, 2/1/31	1,501
235,000	Sempra Energy, 9.80%, 2/15/19	319

Principal		Value
or Shares	Security Description	(000)

1,620,000	Simon Property Group LP, 5.65%, 2/1/20	1,784
1,140,000	Simon Property Group LP, 6.125%, 5/30/18	1,294
1,230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,281
1,769,000	Telecom Italia Capital, 6.00%, 9/30/34	1,653
815,000	Telecom Italia Capital, 6.175%, 6/18/14	886
2,952,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,981
2,780,000	Teva Pharmaceutical Finance LLC, 0.93%, 12/19/11	2,787
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,553
1,425,000	Time Warner Cable Inc., 6.75%, 6/15/39	1,628
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	869
975,000	Time Warner Inc., 3.15%, 7/15/15	999
2,170,000	Time Warner Inc., 4.70%, 1/15/21	2,244
1,205,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,507
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,265
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,311
1,220,000	Vale Overseas Ltd., 5.62%, 9/15/19	1,332
1,080,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,200
1,326,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,469
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,689
805,000	Verizon Communications Inc., 5.85%, 9/15/35	852
2,095,000	Verizon Communications Inc., 8.75%, 11/1/18	2,770
845,000	Viacom Inc., 4.375%, 9/15/14	907
2,545,000	Vornado Realty LP, 4.25%, 4/1/15	2,575
2,620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	2,851
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,638
1,260,000	Wells Fargo & Co., 4.375%, 1/31/13	1,337
2,545,000	Western Union Co., 5.93%, 10/1/16	2,905
2,710,000	Westpac Banking Corp. 144A, 1.08%, 4/8/13 (b)	2,690
680,000	WM Wrigley Jr. Co. 144A, 1.91%, 6/28/11 (b)	680
2,490,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	2,509
2,235,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	2,292
2,301,000	Wyeth, 5.50%, 2/1/14	2,606

		282,617

Foreign Government (5%)
31,900,000	Barclays Bank PLC 144A, 0.00%, 9/30/10 (b) (f)	5,522
8,700,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 (f)	4,857
1,036,000	Israel Government International Bond, 5.50%, 11/9/16 (e)	1,188
1,130,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,198
28,540,000	Mexican Bonos, 10.00%, 12/5/24 (f)	2,913
590,000	Republic of Chile, 5.50%, 1/15/13	643
1,962,000	Republic of Korea, 4.875%, 9/22/14	2,127
2,040,000	Republic of Peru, 8.375%, 5/3/16	2,565
1,840,000	Republic of South Africa, 6.875%, 5/27/19	2,178
1,251,200	Russian Government International Bond, 7.50%, 3/31/30 (g)	1,454
1,125,000	United Mexican States, 6.75%, 9/27/34	1,344

		25,989

Mortgage Backed (25%)
4,718	Bear Stearns Adjustable Rate Mortgage Trust, 2.87%, 4/25/33	5
9,571,548	FG G02385 30YR, 6.00%, 11/1/36	10,418
85,843	First Republic Mortgage Loan Trust, 0.74%, 11/15/32	74
11,075,778	FN 254766, 5.00%, 6/1/33	11,907
845,569	FN 670385, 6.50%, 9/1/32	945
5,663,995	FN 725423, 5.50%, 5/1/34	6,133
6,794,650	FN 725424, 5.50%, 4/1/34	7,357
2,298,425	FN 725425, 5.50%, 4/1/34	2,482
10,307,762	FN 739821, 5.00%, 9/1/33	11,037
8,179,475	FN 745418 ARM, 5.50%, 4/1/36	8,839
1,792,700	FN 888129, 5.50%, 2/1/37	1,935
8,660,640	FN 888823, 5.50%, 3/1/37	9,348
2,098,724	FN 905759 ARM, 5.84%, 12/1/36	2,231
7,442,067	FN 995050 30YR, 6.00%, 9/1/37	8,106
26,460,000	FNMA 5.00%, 30YR TBA (c)	28,201
2,463,709	FNW 04-W2 4A, 4.56%, 2/25/44	2,547
10,988,105	G2 4696 30YR, 4.50%, 5/20/40	11,590
6,321,360	GN 698035 30YR, 6.00%, 1/15/39	6,929
1,850,000	GNSF 5.50%, 30YR TBA (c)	2,011

Principal		Value
or Shares	Security Description	(000)

300,000	Granite Master Issuer PLC, 0.77%, 12/17/54	126
235,850	Harborview Mortgage Loan Trust, 3.34%, 1/19/35	179
277,624	MLCC Mortgage Investors, Inc., 2.19%, 8/25/29	264
80,121	Morgan Stanley Mortgage Loan Trust, 2.19%, 7/25/34	70
159,306	Structured Asset Mortgage Investments Inc., 2.56%, 2/19/35	117
159,547	Structured Asset Mortgage Investments Inc., 4.35%, 7/25/32	158
37,358	Structured Asset Securities Corp., 2.49%, 8/25/32	36
2,956,060	Thornburg Mortgage Securities Trust, 0.69%, 9/25/44	2,728
7,660,000	WaMu Mortgage Pass Through Certificates, 5.19%, 1/25/36	6,043

		141,816

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,685
Supranational (1%)
2,050,000	Inter-American Development Bank, 3.88%, 9/17/19 (e)	2,189
1,120,000	International Bank for Reconstruction & Development, 5.00%, 4/1/16	1,297

		3,486

U.S. Government Agency (2%)
630,000	FHLB, 4.00%, 9/6/13	687
3,000,000	FHLMC, 1.62%, 4/15/13	3,060
7,390,000	FNMA, 2.625%, 11/20/14	7,762

		11,509

U.S. Treasury (13%)
19,040,000	U.S. Treasury Bill, 0.15%, 8/19/10 (d)	19,039
27,540,000	U.S. Treasury Note, 1.00%, 7/15/13	27,684
7,990,000	U.S. Treasury Note, 2.62%, 2/29/16	8,318
5,320,000	U.S. Treasury Note, 3.125%, 5/15/19	5,482
5,700,000	U.S. Treasury Note, 4.37%, 5/15/40	6,094
2,646,000	U.S. Treasury Note, 4.62%, 2/15/40	2,943
3,420,000	U.S. Treasury Note, 7.125%, 2/15/23	4,761

		74,321

U.S. Treasury Inflation Indexed (2%)
14,039,312	U.S. Treasury Inflation Indexed Bond, 3.50%, 1/15/11	14,240

Total Bonds (Cost-$532,335)		559,511

Investment Company (Cost-$9,100) (1%)
9,100,044	Payden Cash Reserves Money Market Fund *	9,100

Total (Cost-$541,435) (a) (99%)		568,611
Other Assets, net of Liabilities (1%)		4,805

Net Assets (100%)		$573,416

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$29,237
Unrealized depreciation	(2,061)

Net unrealized appreciation	$27,176

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $6,741 and the total market value of the collateral held by the fund is $6,944.

(f)	Par in foreign currency.

(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
9/27/2010	Buy	Canadian Dollar	5,814	$64
9/21/2010	Buy	Malaysian Ringgit	9,019	61

				$125

Liabilities:
8/17/2010	Sell	Brazilian Real	8,490	$(28)
8/10/2010	Sell	British Pound	121	(6)
8/16/2010	Sell	Euro	3,207	(97)
9/27/2010	Sell	Euro	2,279	(176)
10/20/2010	Sell	Euro	2,864	(102)
9/21/2010	Buy	New Taiwan Dollar	178,580	(32)

				$(441)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

132	Euro Bund Future	Sep-10	$22,103	$(15)
232	U.S. Treasury 10 Year Note Future	Sep-10	28,725	456

				$441

Payden Corporate Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Consumer Cyclicals (9%)
200,000	Corrections Corp of America, 6.25%, 3/15/13	$204
300,000	Expedia Inc., 7.45%, 8/15/18	337
380,000	Home Depot Inc., 5.40%, 3/1/16	427
200,000	Limited Brands Inc., 7.00%, 5/1/20	208
300,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	309
140,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	150
95,000	Nissan Motor Acceptance Corp. 144A, 4.50%, 1/30/15 (b)	99
420,000	Nordstrom Inc., 4.75%, 5/1/20	439
200,000	Starbucks Corp., 6.25%, 8/15/17	228
200,000	Starwood Hotels & Resorts Worldwide Inc., 7.87%, 5/1/12	216
70,000	Time Warner Inc., 3.15%, 7/15/15	72
310,000	Time Warner Inc., 4.70%, 1/15/21	321
400,000	Time Warner Inc., 7.625%, 4/15/31	484
365,000	Viacom Inc., 4.375%, 9/15/14	392
195,000	Western Union Co., 5.93%, 10/1/16	223
150,000	Yum! Brands Inc., 6.25%, 3/15/18	174

		4,283

Consumer Non-Cyclicals (10%)
320,000	Allied Waste North America Inc., 7.125%, 5/15/16	346
80,000	Anheuser-Busch InBev Worldwide Inc. 144A, 8.20%, 1/15/39 (b)	109
450,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	498
100,000	CVS Caremark Corp., 6.12%, 9/15/39	107
270,000	Dr Pepper Snapple Group Inc., 6.82%, 5/1/18	325
450,000	Embraer Overseas Ltd., 6.375%, 1/15/20	480
370,000	Fortune Brands Inc., 3.00%, 6/1/12	375
450,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	456
630,000	Kraft Foods Inc., 5.37%, 2/10/20	690
205,000	Reynolds American Inc., 6.75%, 6/15/17	227
195,000	Textron Inc., 5.60%, 12/1/17	205
125,000	Waste Management Inc., 7.75%, 5/15/32	157
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	191
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	169

		4,335

Energy (12%)
35,000	Consolidated Edison Co. of New York Inc., 6.75%, 4/1/38	43
210,000	Dominion Resources Inc., 8.875%, 1/15/19	280
325,000	EnCana Corp., 6.50%, 8/15/34	370
265,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	294
290,000	Exelon Corp., 4.90%, 6/15/15	315
250,000	Gaz Capital SA for Gazprom, 7.288%, 8/16/37 (c) (d)	260
150,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	167
295,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	330
200,000	Kinder Morgan Inc., 6.50%, 9/1/12	212
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	213
84,000	Marathon Oil Corp., 5.90%, 3/15/18	94
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	281
140,000	National Grid PLC, 6.30%, 8/1/16	161
240,000	Nexen Inc., 7.50%, 7/30/39	299
215,000	NiSource Finance Corp., 6.125%, 3/1/22	237
245,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	280
200,000	Petro-Canada, 6.05%, 5/15/18	230
210,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	225
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	263
225,000	Sempra Energy, 9.80%, 2/15/19	305
60,000	TransCanada PipeLines Ltd., 4.875%, 1/15/15	67
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	272
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	219

		5,417

Financial (32%)
250,000	American Express Co., 8.125%, 5/20/19	318
450,000	American Express Credit Corp., 5.125%, 8/25/14	490
170,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	184
410,000	BanColombia SA, 6.12%, 7/26/20	421
365,000	Bank of America Corp., 7.375%, 5/15/14	419
630,000	Bank of America Corp., 7.625%, 6/1/19	738
250,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b) (c)	259
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	903
300,000	Blackstone Holdings Finance Co. 144A, 6.625%, 8/15/19 (b)	311
160,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b) (c)	166
297,000	Chubb Corp., 6.37%, 3/29/67	293

Principal		Value
or Shares	Security Description	(000)

115,000	Citigroup Inc., 6.00%, 10/31/33	107
1,000,000	Citigroup Inc., 6.01%, 1/15/15	1,078
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	114
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	110
285,000	Credit Suisse AG, 5.40%, 1/14/20	301
300,000	Credit Suisse New York, 6.00%, 2/15/18	327
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	321
440,000	General Electric Capital Corp., 5.625%, 5/1/18	481
500,000	General Electric Capital Corp., 5.875%, 1/14/38	502
200,000	General Electric Capital Corp., 5.90%, 5/13/14	224
445,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	449
300,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	324
330,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	337
313,000	Harley-Davidson Funding Corp. 144A, 5.25%, 12/15/12 (b)	325
250,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	260
115,000	JPMorgan Chase & Co., 6.40%, 5/15/38	136
135,000	KeyCorp, 6.50%, 5/14/13	148
300,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	316
230,000	Merrill Lynch & Co., 6.11%, 1/29/37	222
100,000	MetLife Inc., 10.75%, 8/1/39	124
135,000	MetLife Inc., 5.70%, 6/15/35	138
290,000	MetLife Inc., 6.75%, 6/1/16	334
330,000	Morgan Stanley, 4.10%, 1/26/15	336
300,000	Morgan Stanley, 6.00%, 5/13/14	327
130,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	133
160,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	163
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	447
200,000	Prudential Financial Inc., 4.75%, 9/17/15	212
250,000	Prudential Financial Inc., 7.375%, 6/15/19	296
100,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	115
210,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	220
310,000	Wachovia Corp., 5.50%, 8/1/35	296
550,000	Wachovia Corp., 5.625%, 10/15/16	604
175,000	WellPoint Inc., 5.85%, 1/15/36	177

		14,506

Healthcare (5%)
301,000	Boston Scientific Corp., 6.40%, 6/15/16	321
230,000	Express Scripts Inc., 7.25%, 6/15/19	282
195,000	Genzyme Corp. 144A, 3.62%, 6/15/15 (b)	205
300,000	Life Technologies Corp., 6.00%, 3/1/20	331
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	267
250,000	Pfizer Inc., 7.20%, 3/15/39	337
285,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	310

		2,053

Materials (8%)
420,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	437
400,000	ArcelorMittal, 9.85%, 6/1/19	518
420,000	Cliffs Natural Resources Inc., 5.90%, 3/15/20	456
300,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b) (c)	317
300,000	Dow Chemical Co., 5.70%, 5/15/18	321
135,000	Dow Chemical Co., 7.60%, 5/15/14	158
80,000	Dow Chemical Co., 9.40%, 5/15/39	113
195,000	Georgia-Pacific LLC, 8.125%, 5/15/11	202
485,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	539
405,000	Vale Overseas Ltd., 6.25%, 1/11/16	454
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	222

		3,737

Real Estate Investment Trust (1%)
250,000	Simon Property Group LP, 5.65%, 2/1/20	275
280,000	Vornado Realty LP, 4.25%, 4/1/15	283

		558

Technology (1%)
100,000	Agilent Technologies Inc., 2.50%, 7/15/13 (c)	101
135,000	Boeing Co., 6.875%, 3/15/39	172

		273

Telecommunications (20%)
450,000	America Movil SAB de CV, 5.50%, 3/1/14	497
205,000	American Tower Corp., 4.62%, 4/1/15	217
285,000	AT&T Inc., 6.55%, 2/15/39	329
245,000	AT&T Mobility LLC, 8.75%, 3/1/31	343
325,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (b)	435
281,000	CBS Corp., 8.20%, 5/15/14	334
160,000	CBS Corp., 8.87%, 5/15/19	206
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	274
500,000	Comcast Corp., 5.15%, 3/1/20	537
190,000	Comcast Corp., 6.40%, 5/15/38	210
492,000	DirecTV Holdings LLC, 4.75%, 10/1/14	530

Principal		Value
or Shares	Security Description	(000)

215,000	Discovery Communications LLC, 3.70%, 6/1/15	225
210,000	Grupo Televisa SA, 6.00%, 5/15/18	230
395,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	413
300,000	News America Inc., 6.40%, 12/15/35	325
385,000	Omnicom Group Inc., 5.90%, 4/15/16	440
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	167
115,000	Reed Elsevier Capital Inc., 8.625%, 1/15/19	149
250,000	Rogers Communications Inc., 6.80%, 8/15/18	302
95,000	Telecom Italia Capital, 6.00%, 9/30/34	89
150,000	Telecom Italia Capital, 6.175%, 6/18/14	163
525,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	530
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	71
180,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	224
245,000	Thomson Reuters Corp., 6.50%, 7/15/18	291
80,000	Time Warner Cable Inc., 5.85%, 5/1/17	89
250,000	Time Warner Cable Inc., 6.75%, 6/15/39	286
50,000	Time Warner Cable Inc., 7.50%, 4/1/14	59
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	128
120,000	Verizon Communications Inc., 5.85%, 9/15/35	127
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	257
300,000	Virgin Media Secured Finance PLC 144A, 6.50%, 1/15/18 (b)	312

		8,789

Total Bonds (Cost-$40,341)		43,951

Investment Company (Cost-$40) (0%)
40,057	Payden Cash Reserves Money Market Fund *	40

Total (Cost-$40,381) (a) (98%)		43,991
Other Assets, net of Liabilities (2%)		836

Net Assets (100%)		$44,827

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,621
Unrealized depreciation	(11)

Net unrealized appreciation	$3,610

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $1,100 and the total market value of the collateral held by the fund is $1,136.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden High Income Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Airport/Port (1%)
3,250,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (b)	$3,534
3,300,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (b)	3,556

		7,090

Consumer Cyclicals (18%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	2,881
3,305,000	Ameristar Casinos Inc., 9.25%, 6/1/14	3,545
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19	4,806
3,680,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	3,735
4,740,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	4,704
820,000	Boyd Gaming Corp., 7.75%, 12/15/12 (c)	828
3,115,000	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14 (c)	3,279
2,605,000	Carrols Corp., 9.00%, 1/15/13	2,638
4,000,000	Cedar Fair LP 144A, 9.12%, 8/1/18 (b)	4,090
3,750,000	CKE Restaurants Inc. 144A, 11.37%, 7/15/18 (b) (c)	3,834
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,197
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,279
2,485,000	Denny’s Holdings Inc., 10.00%, 10/1/12 (c)	2,522
3,305,000	Dollar General Corp., 10.625%, 7/15/15	3,652
1,500,000	Elizabeth Arden Inc., 7.75%, 1/15/14	1,511
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b) (c)	3,126
2,520,000	GameStop Corp., 8.00%, 10/1/12	2,602
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	2,933
1,000,000	Harrah’s Operating Co. Inc. 144A, 12.75%, 4/15/18 (b)	978
2,650,000	Harrah’s Operating Co. Inc., 11.25%, 6/1/17	2,875
4,900,000	Hertz Corp., 8.875%, 1/1/14	5,072
4,775,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	4,882
1,235,000	Isle of Capri Casinos Inc., 7.00%, 3/1/14 (c)	1,139
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,050
2,800,000	Jarden Corp., 8.00%, 5/1/16	2,954
3,200,000	K Hovnanian Enterprises Inc., 10.62%, 10/15/16	3,247
4,920,000	KB Home, 6.25%, 6/15/15	4,551
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,182
1,170,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,182
4,150,000	Levi Strauss & Co. 144A, 7.62%, 5/15/20 (b)	4,254
635,000	Levi Strauss & Co., 8.875%, 4/1/16	670
3,500,000	Limited Brands Inc., 6.90%, 7/15/17	3,622
6,635,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	6,834
3,775,000	MGM Resorts International, 6.75%, 4/1/13	3,473
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14	1,313
4,500,000	Neiman Marcus Group Inc., 9.00%, 10/15/15 (c)	4,629
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,137
2,235,000	Penn National Gaming Inc., 6.75%, 3/1/15	2,248
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	898
4,500,000	Phillips-Van Heusen Corp., 7.37%, 5/15/20	4,714
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15	3,452
3,000,000	QVC Inc. 144A, 7.50%, 10/1/19 (b)	3,105
3,100,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,240
3,300,000	Rite Aid Corp., 10.375%, 7/15/16 (c)	3,428
2,750,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	2,811
2,460,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	2,540
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14	2,804
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14	3,119
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18 (c)	2,065
3,425,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	3,793
2,860,000	Toys “R” Us Property Co. LLC 144A, 8.50%, 12/1/17 (b)	3,024
1,000,000	Universal City Development Partners Ltd. 144A, 8.875%, 11/15/15 (b)	1,035
2,475,000	Visant Corp., 7.625%, 10/1/12	2,490
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,441
4,300,000	Wynn Las Vegas LLC 144A, 7.87%, 5/1/20 (b)	4,418
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	1,035

		167,866

Consumer Non-Cyclicals (10%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	8,159
8,610,000	Aramark Corp., 8.50%, 2/1/15	8,944
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,409
3,100,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (b)	2,961
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	3,352
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,452
4,815,000	Dean Foods Co., 7.00%, 6/1/16	4,634
3,210,000	Del Monte Corp., 7.50%, 10/15/19	3,399

Principal		Value
or Shares	Security Description	(000)

4,600,000	DynCorp International Inc. 144A, 10.37%, 7/1/17 (b)	4,778
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,633
1,045,000	Geo Group Inc. 144A, 7.75%, 10/15/17 (b)	1,084
4,180,000	Great Atlantic & Pacific Tea Co. 144A, 11.375%, 8/1/15 (b) (c)	2,936
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	2,905
5,085,000	Iron Mountain Inc., 7.75%, 1/15/15	5,161
1,000,000	Iron Mountain Inc., 8.375%, 8/15/21	1,068
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	2,207
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b)	3,698
2,850,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	3,064
4,500,000	Lear Corp., 8.12%, 3/15/20	4,703
4,400,000	Michael Foods Inc. 144A, 9.75%, 7/15/18 (b)	4,642
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	1,127
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (c)	3,384
2,740,000	Pinnacle Foods Finance LLC, 9.25%, 4/1/15	2,846
1,000,000	Smithfield Foods Inc. 144A, 10.00%, 7/15/14 (b)	1,122
3,155,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,179
875,000	SUPERVALU Inc., 7.50%, 11/15/14	888
1,975,000	SUPERVALU Inc., 8.00%, 5/1/16	2,000
4,350,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	4,383

		98,118

Energy (10%)
2,300,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	2,392
1,970,000	Arch Coal Inc. 144A, 8.75%, 8/1/16 (b)	2,123
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	332
1,620,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,695
8,175,000	Chesapeake Energy Corp., 9.50%, 2/15/15	9,217
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17	2,613
3,915,000	Consol Energy Inc. 144A, 8.00%, 4/1/17 (b)	4,179
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,319
1,920,000	El Paso Corp., 12.00%, 12/12/13	2,304
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,194
11,265,000	El Paso Corp., 8.25%, 2/15/16	12,307
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,495
3,030,000	Forest Oil Corp., 7.25%, 6/15/19	3,083
2,220,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	2,226
2,000,000	Linn Energy LLC 144A, 8.62%, 4/15/20 (b)	2,134
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,563
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,045
3,800,000	Niska Gas Storage 144A, 8.87%, 3/15/18 (b)	4,009
2,700,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	2,761
3,745,000	Peabody Energy Corp., 7.375%, 11/1/16	4,101
3,310,000	Petrohawk Energy Corp. 10.50%, 8/1/14	3,707
1,300,000	Petrohawk Energy Corp., 9.125%, 7/15/13	1,362
2,090,000	Pioneer Natural Resource Co., 5.875%, 7/15/16	2,145
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,879
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	994
3,420,000	Pride International Inc., 7.375%, 7/15/14	3,506
2,835,000	Range Resources Corp., 7.375%, 7/15/13	2,877
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	3,763
3,200,000	SandRidge Energy Inc. 144A, 8.75%, 1/15/20 (b)	3,280
3,215,000	Southwestern Energy Co., 7.50%, 2/1/18	3,617
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,468
3,450,000	Tesoro Corp., 6.625%, 11/1/15	3,415
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,059

		100,164

Financial (13%)
4,000,000	Ally Financial Inc. 144A, 8.00%, 3/15/20 (b)	4,135
5,300,000	Ally Financial Inc., 6.875%, 9/15/11	5,408
3,810,000	Ally Financial Inc., 7.50%, 12/31/13	3,977
4,000,000	American General Finance Corp., 4.00%, 3/15/11 (c)	3,950
4,100,000	American International Group Inc., 8.25%, 8/15/18	4,418
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	4,995
3,800,000	CBA Capital Trust II 144A, 6.02%, 3/29/49 (b)	3,611
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,933
13,900,000	CIT Group Inc., 7.00%, 5/1/15 (c)	13,466
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,456
5,205,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	5,422
2,500,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	2,615
1,900,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	2,036
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38	3,491
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,131
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,801
4,500,000	Interactive Data Corp. 144A, 10.25%, 8/1/18 (b) (c)	4,658
1,250,000	International Lease Finance Corp. 144A, 8.62%, 9/15/15 (b)	1,275
5,340,000	International Lease Finance Corp., 5.65%, 6/1/14	5,006
4,500,000	ING Groep NV, 5.775%, 12/29/49	3,690

Principal		Value
or Shares	Security Description	(000)

5,250,000	Janus Capital Group Inc., 6.95%, 6/15/17	5,397
6,500,000	LBI Escrow Corp. 144A, 8.00%, 11/1/17 (b)	6,849
3,500,000	Leucadia National Corp., 7.125%, 3/15/17	3,500
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	3,600
4,000,000	NB Capital Trust IV, 8.25%, 4/15/27	4,120
3,720,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	3,543
4,285,000	Susser Holdings LLC 144A, 8.50%, 5/15/16 (b)	4,456

		120,939

Healthcare (9%)
1,225,000	Apria Healthcare Group Inc. 144A, 11.25%, 11/1/14 (b)	1,317
1,000,000	Apria Healthcare Group Inc. 144A, 12.375%, 11/1/14 (b)	1,080
4,610,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,887
2,760,000	Biomet Inc., 10.00%, 10/15/17	3,071
4,340,000	Boston Scientific Corp., 6.40%, 6/15/16	4,630
9,095,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	9,550
4,756,000	DaVita Inc., 6.625%, 3/15/13	4,845
1,000,000	HCA Inc., 7.25%, 9/15/20	1,063
2,290,000	HCA Inc., 7.50%, 11/6/33	2,084
1,000,000	HCA Inc., 7.87%, 2/15/20	1,090
4,350,000	HCA Inc., 9.125%, 11/15/14	4,588
6,400,000	HCA Inc., 9.25%, 11/15/16	6,928
1,935,000	Healthsouth Corp., 10.75%, 6/15/16	2,114
2,530,000	IASIS Healthcare LLC, 8.75%, 6/15/14	2,606
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	4,548
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,527
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (b)	2,333
2,500,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	2,594
3,800,000	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	4,104
1,412,000	Tenet Healthcare Corp. 144A, 10.00%, 5/1/18 (b)	1,611
1,412,000	Tenet Healthcare Corp. 144A, 9.00%, 5/1/15 (b)	1,531
4,725,000	United Surgical Partners International Inc., 8.875%, 5/1/17	4,867
2,915,000	US Oncology Inc., 9.12%, 8/15/17	3,101
2,950,000	Valeant Pharmaceuticals International 144A, 7.62%, 3/15/20 (b)	3,525
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,513

		84,107

Industrial (9%)
4,100,000	AK Steel Corp., 7.62%, 5/15/20	4,136
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	4,120
2,005,000	Baldor Electric Co., 8.62%, 2/15/17	2,135
1,005,000	Ball Corp., 6.625%, 3/15/18	1,040
1,015,000	Ball Corp., 7.375%, 9/1/19	1,101
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,271
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,164
4,600,000	Case New Holland Inc. 144A, 7.87%, 12/1/17 (b)	4,842
3,000,000	Case New Holland Inc., 7.75%, 9/1/13	3,173
1,500,000	Centex Corp., 6.50%, 5/1/16	1,538
2,000,000	Corrections Corp. of America, 7.75%, 6/1/17	2,145
1,800,000	Crown Americas LLC 144A, 7.625%, 5/15/17 (b)	1,916
3,305,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	3,718
940,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	987
1,085,000	Graphic Packaging International Inc., 9.50%, 6/15/17	1,165
3,800,000	Kansas City Southern de Mexico 144A, 8.00%, 2/1/18 (b)	4,047
3,970,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/4/20 (b)	4,119
3,455,000	Masco Corp., 6.125%, 10/3/16	3,514
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,188
2,500,000	Mohawk Industries Inc., 6.87%, 1/15/16	2,619
3,140,000	Navios Maritime Holdings Inc. 144A, 8.875%, 11/1/17 (b)	3,258
3,385,000	Navistar International Corp., 8.25%, 11/1/21	3,597
1,969,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	2,121
1,260,000	SPX Corp., 7.625%, 12/15/14	1,326
4,650,000	Texas Industries Inc. 144A, 9.25%, 8/15/20 (b)	4,697
3,800,000	TransDigm Inc., 7.75%, 7/15/14	3,933
2,300,000	TRW Automotive Inc. 144A, 7.00%, 3/15/14 (b)	2,358
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	4,770
4,080,000	United States Steel Corp., 7.37%, 4/1/20	4,111
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (b)	2,783

		86,892

Materials (6%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,640
1,500,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b) (c)	1,584
3,590,000	Diversey Inc. 144A, 8.25%, 11/15/19 (b)	3,786
2,280,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	2,611
6,380,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	7,139
5,595,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	5,854
3,500,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	3,391
3,200,000	Huntsman International LLC, 7.875%, 11/15/14	3,248
4,380,000	Libbey Glass Inc. 144A, 10.00%, 2/15/15 (b)	4,687

Principal		Value
or Shares	Security Description	(000)

2,210,000	Nalco Co., 8.25%, 5/15/17	2,387
3,400,000	NewPage Corp., 11.375%, 12/31/14	3,166
4,600,000	Nova Chemicals Corp., 8.375%, 11/1/16	4,732
500,000	PH Glatfelter Co., 7.125%, 5/1/16	498
1,280,000	PolyOne Corp., 8.87%, 5/1/12	1,360
3,100,000	Solutia Inc., 7.87%, 3/15/20	3,282
4,285,000	Steel Dynamics Inc., 7.375%, 11/1/12	4,580
1,570,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	1,735
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14 (c)	754
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,537

		61,971

Technology (3%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,206
2,300,000	Fidelity National Information Services Inc. 144A, 7.62%, 7/15/17 (b)	2,404
5,390,000	First Data Corp., 9.875%, 9/24/15	4,366
2,000,000	Freescale Semiconductor 144A, 9.25%, 4/15/18 (b)	2,075
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,528
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,581
1,715,000	SunGard Data Systems Inc., 9.125%, 8/15/13	1,762
3,045,000	Triumph Group Inc. 144A, 8.62%, 7/15/18 (b)	3,197

		24,119

Telecommunications (14%)
1,655,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	1,785
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,619
6,650,000	CCO Holdings Capital Corp. 144A, 7.87%, 4/30/18 (b)	6,999
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,670
3,785,000	Clear Channel Worldwide Holdings Inc. 144A, 9.25%, 12/15/17 (b)	3,993
1,185,000	Cricket Communications Inc., 7.75%, 5/15/16	1,232
2,050,000	Cricket Communications Inc., 9.375%, 11/1/14 (c)	2,129
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,845
3,330,000	CSC Holdings LLC, 7.87%, 2/15/18	3,530
3,430,000	CSC Holdings LLC, 8.50%, 4/15/14	3,722
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19	3,830
1,600,000	Digicel Group Ltd. 144A, 8.25%, 9/1/17 (b)	1,644
265,000	Dish DBS Corp., 6.375%, 10/1/11	275
7,680,000	Dish DBS Corp., 6.625%,10/1/14	7,872
3,400,000	Entravision Communications Corp. 144A, 8.75%, 8/1/17 (b)	3,451
4,430,000	Frontier Communications Corp, 6.25%, 1/15/13	4,596
2,100,000	Frontier Communications Corp. 144A, 8.25%, 4/15/17 (b)	2,252
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,130
11,975,000	Intelsat Corp., 9.25%, 8/15/14	12,424
3,875,000	Lamar Media Corp. 144A, 7.87%, 4/15/18 (b)	4,020
3,000,000	Mediacom LLC, 9.125%, 8/15/19	3,060
4,330,000	MetroPCS Wireless Inc., 9.25%, 11/1/14 (c)	4,547
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,716
2,300,000	Nielsen Finance LLC, 11.50%, 5/1/16	2,593
2,500,000	NII Capital Corp., 10.00%, 8/15/16	2,775
1,000,000	Qwest Communications International Inc. 144A, 8.00%, 10/1/15 (b)	1,070
5,125,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,279
2,750,000	SBA Telecommunications Inc., 8.25%, 8/15/19	3,025
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	1,076
3,400,000	Sprint Capital Corp., 6.90%, 5/1/19	3,260
3,860,000	Sprint Capital Corp., 8.375%, 3/15/12	4,111
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,871
4,400,000	TW Telecom Holdings Inc. 144A, 8.00%, 3/1/18 (b)	4,604
2,025,000	Virgin Media Finance PLC, 9.50%, 8/15/16	2,288
3,000,000	VIP Finance Ireland Ltd. OJSC Vimpel Communications, 9.125%, 4/30/18 (d)	3,465
1,750,000	Wind Acquisition Finance SA 144A, 11.75%, 7/15/17 (b)	1,868
1,695,000	Wind Acquisition Finance SA 144A, 12.00%, 12/1/15 (b)	1,801
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,329
1,000,000	Windstream Corp., 7.875%, 11/1/17	1,023
2,150,000	Windstream Corp., 8.125%, 8/1/13	2,300
4,430,000	Windstream Corp., 8.625%, 8/1/16	4,640

		135,719

Utilities (4%)
1,205,000	AES Corp., 7.75%, 3/1/14	1,265
2,275,000	AES Corp., 8.00%, 10/15/17	2,426
1,170,000	AES Corp., 8.00%, 6/1/20	1,245
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,709
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (b)	1,827
430,000	Dynegy Holdings Inc., 7.75%, 6/1/19	303
4,660,000	Dynegy Holdings Inc., 8.37%, 5/1/16	3,751
10,890,000	Edison Mission Energy, 7.00%, 5/15/17	7,460
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	908
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,121
2,160,000	Mirant North America LLC., 7.37%, 12/31/13	2,233
3,485,000	NRG Energy Inc., 7.375%, 2/1/16	3,563

Principal		Value
or Shares	Security Description	(000)

3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,344
1,440,000	NV Energy Inc., 8.625%, 3/15/14	1,491
1,580,000	RRI Energy Inc., 6.75%, 12/15/14	1,627

		37,273

Total Bonds (Cost-$867,848)		924,258

Investment Company (Cost-$17,481) (2%)
17,480,932	Payden Cash Reserves Money Market Fund *	17,481

Total (Cost-$885,329) (a) (99%)		941,739
Other Assets, net of Liabilities (1%)		13,943

Net Assets (100%)		$955,682

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$61,715
Unrealized depreciation	(5,305)

Net unrealized appreciation	$56,410

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $37,429 and the total market value of the collateral held by the fund is $39,046.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (1%)
115,000	DirecTV Holdings LLC, 4.75%, 10/1/14	$124
110,000	Kraft Foods Inc., 5.25%, 10/1/13	121

		245

General Obligation (21%)
450,000	California State, 5.00%, 12/1/15	515
400,000	California State, 5.00%, 3/1/14	449
10,000	Dallas TX, 5.00%, 2/15/18	10
295,000	Georgia State, 5.00%, 3/1/13	329
400,000	Gwinnett County, GA School District, 5.00%, 2/1/29	458
400,000	Maryland State, 5.00%, 3/1/21	476
385,000	Massachusetts State, 5.50%, 12/1/16	466
265,000	Newport News VA, 2.50%, 9/1/14	281
500,000	Pennsylvania State, 5.00%, 5/1/16	587
5,000	Prince George’s County, MD, 5.50%, 5/15/13 (b) FSA	6
200,000	San Francisco CA, Bay Area Rapid Transit District, 5.00%, 8/1/26	219
125,000	Texas State, 5.375%, 10/1/13	139
300,000	Wake County NC, 5.00%, 3/1/16	355
490,000	Washington State, 5.00%, 8/1/22	563
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	413

		5,266

Revenue (76%)
Airport/Port (3%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	388
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	435

		823

Electric & Gas (4%)
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	344
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	278
300,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	313

		935

Healthcare (4%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	160
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	448
500,000	Missouri State Health & Educational Facilities Authority, 0.34%, 9/1/30	500

		1,108

Industrial (2%)
110,000	Indiana Development Finance Authority, 5.75%, 10/1/11	112
300,000	Mississippi Business Finance Corp., 0.18%, 12/1/30	300

		412

Industrial Development/Pollution Control (6%)
470,000	Burke County, GA Development Authority, 2.30%, 10/1/32	473
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
600,000	Oconee County, SC Pollution Control, 3.60%, 2/1/17	615

		1,503

Lease (9%)
500,000	California State Public Works Board, 5.25%, 6/1/13	541
530,000	Lancaster, SC Educational Assistance Program Inc., 5.25%, 12/1/17	583
300,000	Laurens County, SC School District, 5.25%, 12/1/22	305
400,000	New York State Urban Development Corp., 5.25%, 1/1/23	444
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	231

		2,104

Miscellaneous (5%)
500,000	Lower Colorado River Authority, TX, 5.00%, 5/15/13 (b) MBIA	555
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	458
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	322

		1,335

Pre-Refunded (7%)
240,000	California State, 5.00%, 7/1/23	247
100,000	Connecticut State, 5.125%, 11/15/13	106
5,000	Georgia State, 5.00%, 3/1/13	6
250,000	Honolulu HI, City & County Board of Water Supply, 5.25%, 7/1/31 (b) FSA	261
250,000	Maryland State, 5.00%, 2/15/18	293
300,000	Mesa, AZ Utility Systems, 5.25%, 7/1/17 (b) FGIC	349
200,000	Missouri Highway & Transportation Commission, 4.50%, 2/1/18	213
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	216

		1,691

Recreational (2%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	579
Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	210

Principal		Value
or Shares	Security Description	(000)

Revenue Notes (2%)
500,000	New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/21	614
Sales Tax (1%)
150,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	157
Tax Allocation (0%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	98
Tax-Backed (6%)
540,000	District of Columbia Income Tax, 5.00%, 12/1/22	622
200,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	203
500,000	New York State Dormitory Authority, 5.00%, 2/15/20	595

		1,420

Transportation (5%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	297
510,000	Maryland State Transportation Authority, 5.00%, 7/1/17	609
300,000	North TX Tollway Authority, 6.25%, 1/1/39	327
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	117

		1,350

University (4%)
300,000	Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/15	357
600,000	Rhode Island State Health & Educational Building Corp., 0.22%, 5/1/35	600

		957

Water & Sewer (15%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	229
300,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/14	312
325,000	Orange County, CA Sanitation District, 5.25%, 2/1/16	382
430,000	San Antonio TX, 5.00%, 5/15/26 (b) MBIA	456
400,000	Texas Water Development Board, 4.00%, 7/15/18	446
400,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	412
1,000,000	Massachusetts State Water Resource Authority, 0.30%, 8/1/31	1,000
400,000	Texas Water Development Board, 0.24%, 7/15/19	400

		3,637

Total Bonds (Cost-$23,520)		24,444

Investment Company (Cost-$188) (1%)
187,583	Dreyfus Tax Exempt Cash Management Fund	188

Total (Cost-$23,708) (a) (99%)		24,632
Other Assets, net of Liabilities (1%)		182

Net Assets (100%)		$24,814

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$927
Unrealized depreciation	(3)

Net unrealized appreciation	$924

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden California Municipal Income Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (1%)
205,000	DirecTV Holdings LLC, 4.75%, 10/1/14	$221
200,000	Kraft Foods Inc., 5.25%, 10/1/13	220

		441

General Obligation (29%)
500,000	California State, 5.00%, 12/1/15	572
960,000	California State, 5.00%, 12/1/30	968
650,000	California State, 5.00%, 2/1/32	643
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,117
830,000	California State, 5.00%, 6/1/14	937
1,000,000	California State, 5.00%, 6/1/32	989
500,000	California State, 5.00%, 7/1/18	578
500,000	California State, 5.00%, 8/1/20	544
1,000,000	California State, 5.25%, 2/1/20	1,134
500,000	California State, 5.25%, 8/1/38	503
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	641
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	282
220,000	Los Gatos-Saratoga Joint High School District, 5.25%, 12/1/13 (b) FSA	253
500,000	Newport Mesa, CA Unified School District, 5.00%, 8/1/15 (b) MBIA	523
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	308
500,000	San Francisco CA, Bay Area Rapid Transit District, 5.00%, 8/1/26	547
1,000,000	San Jose, CA Unified School District, 5.00%, 8/1/32	1,037
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,265

		12,841

Revenue (68%)
Airport/Port (9%)
300,000	Long Beach, CA Harbor, 5.00%, 5/15/19	353
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	230
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	347
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	869
1,000,000	San Diego, CA Unified Port District, 5.00%, 9/1/13 (b) MBIA	1,068
840,000	San Francisco, CA City & County Airports Commission, 2.25%, 5/1/29	860
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	377

		4,104

Electric & Gas (5%)
450,000	California Department of Water Resources, 5.00%, 5/1/21	506
430,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/13	467
290,000	California State Department of Water Resources, 5.50%, 5/1/15 (b) AMBAC	319
600,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/13 (b) MBIA	672
100,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	104

		2,068

Healthcare (3%)
700,000	Newport Beach, CA Hoag Memorial Hospital, 5.00%, 12/1/38	751
500,000	Newport Beach, CA Hoag Memorial Hospital, 0.26%, 12/1/40	500

		1,251

Industrial (0%)
230,000	Indiana Development Finance Authority, 5.75%, 10/1/11	235
Industrial Development/Pollution Control (2%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	594
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450

		1,044

Lease (12%)
685,000	California State Public Works Board, 5.00%, 3/1/21	770
300,000	California State Public Works Board, 5.25%, 6/1/13	325
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,098
900,000	California State, 5.45%, 4/1/15	956
630,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	716
500,000	San Diego County, CA, 5.00%, 10/1/24	542
1,000,000	Santa Clara County, CA Financing Authority, 5.00%, 11/15/14	1,138

		5,545

Miscellaneous (2%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	818
200,000	California Statewide Communities Development Authority, 5.00%, 6/15/13	219

		1,037

Pre-Refunded (5%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	512
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	354
1,000,000	Desert Sands, CA Unified School District, 5.00%, 6/1/29 (b) FSA	1,162

		2,028

Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	524

Principal		Value
or Shares	Security Description	(000)

Sales Tax (2%)
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	437
400,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	419

		856

Tax Allocation (1%)
195,000	Contra Costa County, CA Public Financing Authority, 5.125%, 8/1/11	197
110,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (b) FSA	110
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	197

		504

Tax-Backed (1%)
500,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	508
Transportation (5%)
1,000,000	Bay Area Infrastructure Financing Auth. CA, 5.00%, 8/1/17	1,050
130,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/23	160
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,108

		2,318

University (5%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	210
500,000	California State University, 5.00%, 11/1/13 (b) AMBAC	564
705,000	University of California, 5.00%, 5/15/18	818
450,000	University of California, 5.00%, 5/15/21	483

		2,075

Water & Sewer (15%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	235
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	836
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	253
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	567
100,000	Los Angeles, CA Water & Power, 0.22%, 7/1/34	100
1,000,000	Metropolitan Water District of Southern CA, 0.28%, 7/1/30	1,000
200,000	Metropolitan Water District of Southern CA, 0.25%, 7/1/27	200
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	594
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	612
475,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/16	562
500,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/20	599
500,000	Santa Clara Valley Water District CA, 5.00%, 6/1/15 (b) FSA	585
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	516

		6,659

Total Bonds (Cost-$42,278)		44,038

Investment Company (Cost-$1,066) (2%)
1,066,313	Dreyfus General CA Municipal Money Market Fund	1,066

Total (Cost-$43,344) (a) (100%)		45,104
Liabilities in excess of Other Assets (-0%)		(218)

Net Assets (100%)		$44,886

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,793
Unrealized depreciation	(33)

Net unrealized appreciation	$1,760

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden Global Short Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (100%)
Australia (AUD) (1%)
750,000	Australian Government Bond, 6.25%, 4/15/15	$721
Australia (USD) (2%)
200,000	Australia & New Zealand Banking Group Ltd. 144A, 0.94%, 8/4/11 (b)	201
250,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	273
130,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	149
270,000	National Australia Bank Ltd. 144A, 1.01%, 1/8/13 (b)	270
280,000	Westpac Banking Corp., 2.25%, 11/19/12	284
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	219

		1,396

Bermuda (USD) (1%)
270,000	Ingersoll-Rand Global Holding Co. Ltd., 1.92%, 8/13/10	270
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	145

		415

Brazil (USD) (2%)
340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b) (c)	354
260,000	Cia de Bebidas das Americas, 8.75%, 9/15/13	306
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	233
480,000	Republic of Brazil, 10.25%, 6/17/13	593

		1,486

Canada (CAD) (7%)
900,000	Canadian Government, 2.50%, 9/1/13	890
3,300,000	Canadian Government, 3.50%, 6/1/13	3,357
650,000	Province of Ontario Canada, 4.75%, 6/2/13	678

		4,925

Canada (GBP) (0%)
150,000	Daimler Canada Finance Inc., 5.75%, 8/10/11	242
Canada (USD) (3%)
530,000	Bank of Nova Scotia, 2.25%, 1/22/13	545
420,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	428
150,000	Export Development Canada, 2.25%, 5/28/15 (c)	154
150,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	153
120,000	Rogers Communications Inc., 6.375%, 3/1/14	137
200,000	Royal Bank of Canada, 5.65%, 7/20/11	210
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	147

		1,774

Cayman Islands (GBP) (0%)
190,000	Pacific Life Funding LLC, 6.25%, 2/8/11	304
Cayman Islands (USD) (0%)
140,000	Vale Overseas Ltd., 6.25%, 1/23/17	156
Chile (USD) (1%)
330,000	Republic of Chile, 5.50%, 1/15/13	360
Colombia (USD) (1%)
170,000	BanColombia SA, 6.12%, 7/26/20	175
680,000	Republic of Colombia, 10.00%, 1/23/12	763

		938

France (EUR) (1%)
250,000	Schneider Electric SA, 1.04%, 7/18/11	325
France (GBP) (1%)
200,000	France Telecom SA, 7.50%, 3/14/11 (d)	325
France (USD) (0%)
150,000	Veolia Environnement, 5.25%, 6/3/13	164
India (USD) (1%)
360,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	375
Indonesia (USD) (1%)
500,000	Republic of Indonesia, 10.375%, 5/4/14 (d)	618
Ireland (EUR) (0%)
200,000	Cars Alliance Funding PLC, 0.91%, 10/8/23	258
Italy (EUR) (1%)
400,000	Atlantia SPA, 1.16%, 6/9/11	521
Japan (USD) (0%)
240,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.60%, 1/22/13 (b)	246
Korea (USD) (1%)
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (b)	428
Luxembourg (EUR) (1%)
300,000	John Deere Bank SA, 6.00%, 6/23/11	405
Luxembourg (USD) (1%)
220,000	Covidien International Finance SA, 1.87%, 6/15/13	223
100,000	Procter & Gamble International Funding, 1.35%, 8/26/11	101

		324

Principal		Value
or Shares	Security Description	(000)

Malaysia (USD) (0%)
235,000	Malaysia Government International Bond, 7.50%, 7/15/11	249
Mexico (USD) (2%)
100,000	America Movil SAB de CV 144A, 3.62%, 3/30/15 (b)	105
550,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b) (c)	579
340,000	United Mexican States, 6.375%, 1/16/13	377

		1,061

Netherlands (EUR) (1%)
500,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11	674
Netherlands (GBP) (1%)
250,000	RWE Finance BV, 4.625%, 8/17/10	392
Netherlands (USD) (0%)
100,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	103
140,000	Shell International Finance, 1.87%, 3/25/13	142

		245

Norway (EUR) (0%)
250,000	Statkraft AS, 0.98%, 3/22/13	322
Norway (USD) (0%)
200,000	StatoilHydro ASA, 2.90%, 10/15/14	207
Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12	824
Peru (USD) (1%)
720,000	Republic of Peru, 9.125%, 2/21/12	811
Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	310
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	279
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	526
140,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	146

		1,261

South Africa (USD) (0%)
240,000	Republic of South Africa, 7.375%, 4/25/12	263
Spain (USD) (0%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	283
Supranational (AUD) (1%)
800,000	International Bank for Reconstruction & Development, 5.75%, 2/17/15	738
Supranational (CAD) (1%)
650,000	International Bank for Reconstruction & Development, 4.30%, 12/15/12	666
Supranational (EUR) (2%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,004
United Kingdom (EUR) (1%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	744
United Kingdom (GBP) (1%)
200,000	MmO2 PLC, 7.625%, 1/25/12	335
250,000	National Grid PLC, 5.25%, 6/2/11	402

		737

United Kingdom (USD) (3%)
350,000	British Telecommunications PLC, 9.375%, 12/15/10	360
300,000	Diageo Capital PLC, 5.12%, 1/30/12	317
750,000	Granite Master Issuer PLC, 0.77%, 12/17/54	315
380,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	389
260,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	271
400,000	Vodafone Group PLC, 4.15%, 6/10/14	425

		2,077

United States (EUR) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	68
United States (JPY) (1%)
50,000,000	Pfizer Inc., 1.20%, 2/22/11	577
United States (USD) (56%)
290,000	3M Co., 4.50%, 11/1/11	303
130,000	Airgas Inc., 2.85%, 10/1/13	132
180,000	Allstate Corp., 6.20%, 5/16/14	207
174,105	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	175
200,000	American Honda Finance Corp. 144A, 2.88%, 6/29/11 (b)	204
618,718	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	619
300,000	Amgen Inc., 0.12%, 2/1/11	299
200,000	Anheuser-Busch InBev Worldwide Inc. 144A, 1.26%, 3/26/13 (b)	200
310,000	Anheuser-Busch InBev Worldwide Inc. 144A, 2.50%, 3/26/13 (b)	315
140,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	145
510,000	Arkle Master Issuer PLC 144A, 1.53%, 5/17/60 (b)	504
600,000	AT&T Inc., 4.85%, 2/15/14	664
147,883	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	148
175,000	Bank of America Corp., 4.90%, 5/1/13	185
200,000	BB&T Corp., 3.375%, 9/25/13	208
540,000	Berkshire Hathaway Inc., 0.85%, 2/11/13	542
180,000	Boston Scientific Corp., 6.00%, 6/15/11	185
405,000	Bottling Group LLC, 6.95%, 3/15/14	480
225,000	Case New Holland Inc., 7.75%, 9/1/13	238
210,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	214

Principal		Value
or Shares	Security Description	(000)

200,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	215
360,000	Cellco Partnership, 3.75%, 5/20/11	369
125,000	Citigroup Inc., 5.30%, 10/17/12	132
125,000	Citigroup Inc., 6.00%, 12/13/13	135
400,000	Citizens Property Insurance Corp., 5.00%, 6/1/12	419
300,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	308
500,000	Commonwealth Edison Co., 5.40%, 12/15/11	528
500,000	ConocoPhillips, 4.75%, 2/1/14	552
195,000	Corrections Corp of America, 6.25%, 3/15/13	199
250,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	252
200,000	D.R. Horton Inc., 5.375%, 6/15/12	203
305,000	DirecTV Holdings LLC, 4.75%, 10/1/14	329
210,000	Dish DBS Corp., 6.375%, 10/1/11	218
500,000	Dow Chemical Co., 4.85%, 8/15/12	530
190,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	191
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	198
200,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	222
60,000	Equifax Inc., 4.45%, 12/1/14	63
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	183
200,000	Express Scripts Inc., 5.25%, 6/15/12	214
700,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	677
900,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	852
921,285	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	942
900,000	FDIC Trust, 2.18%, 5/25/50	900
930,000	FFCB, 1.37%, 6/25/13	942
730,990	FG G13328 30YR, 6.00%, 11/1/22	798
139,113	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	139
125,086	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	125
170,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	176
310,000	Fortune Brands Inc., 3.00%, 6/1/12	314
300,000	FPL Group Capital Inc., 2.55%, 11/15/13	306
200,000	Frontier Communications Corp, 6.25%, 1/15/13	208
956,787	G2 4696 30YR, 4.50%, 5/20/40	1,009
200,000	General Electric Capital Corp., 1.37%, 1/15/13	199
270,000	General Electric Capital Corp., 3.75%, 11/14/14	280
150,000	General Electric Capital Corp., 5.90%, 5/13/14	168
170,000	Genzyme Corp. 144A, 3.62%, 6/15/15 (b)	179
165,000	Georgia-Pacific LLC, 8.125%, 5/15/11	171
500,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	548
1,289,817	GSR Mortgage Loan Trust, 2.95%, 9/25/35	1,217
967,010	Harborview Mortgage Loan Trust, 4.91%, 12/19/35	719
120,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	120
200,000	Hewlett-Packard Co., 4.25%, 2/24/12	211
97,637	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	98
136,913	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	137
570,000	International Business Machines Corp., 2.10%, 5/6/13	590
250,000	John Deere Capital Corp., 1.28%, 6/10/11	252
300,000	JPMorgan Chase & Co., 4.75%, 5/1/13	325
390,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	422
150,000	Kinder Morgan Inc., 6.50%, 9/1/12	159
90,000	Kraft Foods Inc., 2.62%, 5/8/13	93
100,000	Kraft Foods Inc., 5.25%, 10/1/13	110
200,000	L-3 Communications Corp., 5.875%, 1/15/15	205
175,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	187
300,000	Metropolitan Life Global Funding 144A, 0.92%, 7/13/11 (b)	300
300,000	Microsoft Corp., 2.95%, 6/1/14	317
185,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	191
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	258
210,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	219
163,934	Nissan Auto Lease Trust, 1.22%, 9/15/11	164
230,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	236
500,000	Northern States Power Co., 8.00%, 8/28/12	572
220,000	Novartis Capital Corp., 1.90%, 4/24/13	225
90,000	Novartis Capital Corp., 4.125%, 2/10/14	98
210,000	PACCAR Financial Corp., 0.79%, 4/5/13	211
130,000	Praxair Inc., 1.75%, 11/15/12	132
100,000	Procter & Gamble Co., 3.50%, 2/15/15	108
300,000	Prudential Financial Inc., 2.75%, 1/14/13	304
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	168
205,000	Rock-Tenn Co., 8.20%, 8/15/11	214
60,000	Simon Property Group LP, 4.20%, 2/1/15	64
210,000	Sprint Capital Corp., 8.375%, 3/15/12	224
195,000	SPX Corp., 7.625%, 12/15/14	205
610,000	Standard Chartered Bank New York, 0.83%, 11/16/11	610
215,000	Steel Dynamics Inc., 7.375%, 11/1/12	230
130,000	Stryker Corp., 3.00%, 1/15/15	135
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	209

Principal		Value
or Shares	Security Description	(000)

310,000	Teva Pharmaceutical Finance LLC, 1.50%, 6/15/12	313
140,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	142
1,192,962	Thornburg Mortgage Securities Trust, 2.08%, 3/25/44	1,144
140,000	Time Warner Inc., 3.15%, 7/15/15	143
100,000	U.S. Treasury Bill, 0.18%, 9/23/10 (e)	100
843,000	U.S. Treasury Note, 1.00%, 4/30/12	850
600,000	U.S. Treasury Note, 1.75%, 4/15/13	616
880,000	U.S. Treasury Note, 2.50%, 4/30/15	921
120,000	Union Pacific Corp., 6.125%, 1/15/12	129
170,000	US Bancorp, 2.125%, 2/15/13	173
100,000	Viacom Inc., 4.375%, 9/15/14	107
62,644	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	63
280,000	Vornado Realty LP, 4.25%, 4/1/15	283
935,097	WaMu Mortgage Pass Through Certificates, 5.99%, 10/25/36	825
150,000	Wells Fargo & Co., 3.75%, 10/1/14	157
185,000	Windstream Corp., 8.125%, 8/1/13	198
300,000	WM Wrigley Jr. Co. 144A, 1.91%, 6/28/11 (b)	300
350,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	353
650,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	667
210,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	219

		38,302

Total Bonds (Cost-$67,758)		68,211

Investment Company (Cost-$1,077) (1%)
1,077,328	Payden Cash Reserves Money Market Fund *	1,077

Total (Cost-$68,835) (a) (101%)		69,288
Liabilities in excess of Other Assets (-1%)		(969)

Net Assets (100%)		$68,319

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,807
Unrealized depreciation	(1,354)

Net unrealized appreciation	$453

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $935 and the total market value of the collateral held by the fund is $965.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
10/14/2010	Buy	Indonesian Rupiah	1,552,000	$1
10/14/2010	Buy	Norwegian Krone	4,340	36
10/14/2010	Buy	Philippine Peso	7,970	3
10/14/2010	Buy	South Korean Won	207,000	3

				$43

Liabilities:
8/10/2010	Sell	Australian Dollar	1,643	$(94)
8/10/2010	Sell	British Pound	1,315	(67)
8/10/2010	Sell	Canadian Dollar	5,765	(140)
8/10/2010	Sell	Euro	3,386	(138)
10/14/2010	Sell	Euro	990	(28)
8/10/2010	Sell	Japanese Yen	50,400	(5)
10/14/2010	Buy	New Taiwan Dollar	11,010	(1)

				$(473)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

4	U.S. Treasury 2 Year Note Future	Sep-10	$877	$(4)

Payden Global Fixed Income Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (92%)
Argentina (USD) (0%)
80,000	Republic of Argentina, 7.00%, 10/3/15	$70
Australia (EUR) (0%)
50,000	Australia & New Zealand Banking Group Ltd., 5.25%, 5/20/13	71
Australia (USD) (0%)
174,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	214
Bermuda (EUR) (0%)
200,000	Fidelity International Ltd., 6.87%, 2/24/17	277
Brazil (BRL) (1%)
1,900,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	1,061
Brazil (USD) (3%)
400,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	432
380,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	433
420,000	Embraer Overseas Ltd., 6.375%, 1/15/20	448
270,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	273
240,000	JBS SA 144A, 10.50%, 8/4/16 (b)	271
200,000	Vale Overseas Ltd., 6.25%, 1/11/16	224
175,000	Vale Overseas Ltd., 6.87%, 11/21/36	194

		2,275

Canada (CAD) (8%)
221,000	Canadian Government Bond, 5.00%, 6/1/37	262
268,000	Canadian Government Bond, 5.75%, 6/1/29	334
400,000	Canadian Government, 2.50%, 6/1/15	392
6,000,000	Canadian Government, 3.00%, 6/1/14	6,025

		7,013

Canada (EUR) (0%)
250,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	359
Canada (USD) (2%)
190,000	EnCana Holdings Finance Corp., 5.80%, 5/1/14	215
415,000	Province of Nova Scotia Canada, 2.375%, 7/21/15	421
285,000	Province of Ontario Canada, 2.70%, 6/16/15	293
370,000	Province of Quebec Canada, 4.875%, 5/5/14	410
235,000	Province of Saskatchewan Canada, 7.37%, 7/15/13	276

		1,615

Colombia (USD) (1%)
250,000	BanColombia SA, 6.12%, 7/26/20	257
230,000	Ecopetrol SA, 7.625%, 7/23/19	270
320,000	Republic of Colombia, 7.375%, 3/18/19 (d)	393

		920

Denmark (EUR) (0%)
230,000	Carlsberg Breweries A/S, 6.00%, 5/28/14	332
Dominican Republic (USD) (1%)
469,980	Dominican Republic International Bond, 9.04%, 1/23/18 (f)	536
Egypt (EGP) (1%)
4,800,000	Barclays Bank PLC 144A, 0.00%, 9/30/10 (b)	831
France (EUR) (3%)
300,000	AXA SA, 5.25%, 4/16/40	382
250,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	356
600,000	France Government Bond OAT, 4.00%, 4/25/13	841
420,000	France Government Bond OAT, 4.75%, 4/25/35	647

		2,226

Germany (EUR) (5%)
700,000	Bundesobligation, 2.25%, 4/11/14	947
1,255,000	Bundesrepublik Deutschland, 3.00%, 7/4/20	1,681
300,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	433
220,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	352
150,000	Bundesrepublik Deutschland, 6.25%, 1/4/24	266
200,000	Metro AG, 7.625%, 3/5/15	311
95,000	Volkswagen Financial Services AG, 6.875%, 1/15/14	142

		4,132

Ghana (USD) (1%)
600,000	Republic of Ghana, 8.50%, 10/4/17 (f)	662
Hong Kong (EUR) (0%)
130,000	Hutchison Whampoa Finance Ltd., 5.875%, 7/8/13	184
Hong Kong (USD) (1%)
460,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b) (d)	476
400,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	407

		883

India (USD) (1%)
420,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	437
300,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	332

		769

Principal		Value
or Shares	Security Description	(000)

Indonesia (USD) (1%)
130,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	152
280,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	423

		575

Ireland (EUR) (1%)
180,000	GE Capital European Funding, 5.25%, 5/18/15	257
200,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (f)	271

		528

Italy (EUR) (3%)
150,000	Atlantia SPA, 5.625%, 5/6/16	215
300,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	349
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	1,249
300,000	Italy Buoni Poliennali Del Tesoro, 6.50%, 11/1/27	475

		2,288

Japan (JPY) (15%)
45,000,000	Japan-31 (30 Year Issue), 2.20%, 9/20/39	561
170,000,000	Japan-108 (20 Year Issue), 1.90%, 12/20/28	2,026
190,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	2,290
220,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	2,743
310,000,000	Japan-302 (10 Year Issue), 1.40%, 6/20/19	3,730
90,000,000	Japan-306 (10 Year Issue), 1.40%, 3/20/20	1,075

		12,425

Kazakhstan (USD) (0%)
300,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (f)	334
Korea (USD) (1%)
470,000	Export-Import Bank of Korea, 5.875%, 1/14/15	522
Luxembourg (EUR) (2%)
360,000	ArcelorMittal, 9.375%, 6/3/16	584
180,000	Michelin Luxembourg SCS, 8.625%, 4/24/14	279
270,000	Telecom Italia Finance SA, 6.875%, 1/24/13	385
378,000	Wind Acquisition Finance SA, 11.00%, 12/1/15 (f)	515

		1,763

Luxembourg (GBP) (1%)
290,000	Gaz Capital SA for Gazprom, 6.58%, 10/31/13	484
Luxembourg (USD) (0%)
168,000	ArcelorMittal, 9.85%, 6/1/19	217
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	192
Mexico (GBP) (1%)
270,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	462
Mexico (MXN) (1%)
7,150,000	Mexican Bonos, 10.00%, 12/5/24	730
Mexico (USD) (1%)
380,000	Grupo Televisa SA, 6.00%, 5/15/18	419
210,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	225

		644

Netherlands (EUR) (2%)
350,000	Allianz Finance II B.V., 6.50%, 1/13/25	503
160,000	Bank Nederlandse Gemeenten, 4.37%, 7/4/13	225
700,000	Netherlands Government Bond, 4.50%, 7/15/17	1,034
250,000	UPC Holding BV, 8.00%, 11/1/16 (f)	324

		2,086

Netherlands (GBP) (0%)
155,000	Linde Finance BV, 5.875%, 4/24/23	268
Panama (USD) (1%)
165,000	Republic of Panama, 8.875%, 9/30/27	231
185,000	Republic of Panama, 9.375%, 4/1/29	269

		500

Peru (EUR) (1%)
360,000	Republic of Peru, 7.50%, 10/14/14	539
Philippines (EUR) (0%)
140,000	Republic of Philippines, 6.25%, 3/15/16	209
Qatar (USD) (1%)
250,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	258
240,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	263
450,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	502
230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	239

		1,262

Russia (USD) (1%)
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	213
200,000	Russia-Eurobond 144A, 5.00%, 4/29/20 (b) (d)	203
248,400	Russian Government International Bond, 7.50%, 3/31/30 (f)	289
300,000	VIP Finance Ireland Ltd. OJSC Vimpel Communications, 9.125%, 4/30/18 (f)	347

		1,052

South Africa (EUR) (1%)
410,000	Republic of South Africa, 4.50%, 4/5/16	551

Principal		Value
or Shares	Security Description	(000)

South Africa (USD) (0%)
220,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	229
Switzerland (EUR) (0%)
90,000	Credit Suisse Group Finance US Inc., 3.62%, 9/14/20	115
Switzerland (USD) (0%)
125,000	Credit Suisse AG, 5.40%, 1/14/20	132
Ukraine (USD) (0%)
100,000	Ukraine Government, 7.65%, 6/11/13 (f)	106
United Kingdom (EUR) (2%)
200,000	BAA Funding Ltd., 4.60%, 9/30/16 (f)	260
225,000	Experian Finance PLC, 4.75%, 2/4/20	308
220,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	356
160,000	National Grid PLC, 4.125%, 3/21/13	219
150,000	Standard Chartered Bank, 5.875%, 9/26/17	214
100,000	Tesco PLC, 5.625%, 9/12/12	140

		1,497

United Kingdom (GBP) (4%)
110,000	Aviva PLC, 6.12%, 11/14/36	164
75,000	Barclays Bank PLC, 6.75%, 1/16/23	122
90,000	EDF Energy Networks (LPN), 5.125%, 11/11/16	151
125,000	ENW Capital Finance PLC, 6.75%, 6/20/15	216
220,000	HSBC Bank PLC, 5.375%, 11/4/30	327
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	162
55,000	Matalan Finance Ltd., 9.62%, 3/31/17 (f)	90
140,000	Society of Lloyd’s, 6.87%, 11/17/25	230
550,000	United Kingdom Gilt, 2.25%, 3/7/14	880
520,000	United Kingdom Gilt, 4.25%, 3/7/36	810
250,000	United Kingdom Gilt, 4.75%, 3/7/20	437

		3,589

United States (EUR) (1%)
150,000	Daimler Finance North America LLC, 5.00%, 5/23/12	206
130,000	John Deere Capital Corp., 7.50%, 1/24/14	198
475,000	Reynolds Group Escrow, 7.75%, 10/15/16 (f)	639

		1,043

United States (USD) (22%)
350,000	American Express Co., 8.125%, 5/20/19	446
194,000	American Express Credit Corp., 5.125%, 8/25/14	211
180,000	Anheuser-Busch InBev Worldwide Inc. 144A, 7.75%, 1/15/19 (b)	225
192,000	AT&T Inc., 4.85%, 2/15/14	212
130,000	Bank of America Corp., 4.50%, 4/1/15	134
23,684	Bear Stearns Alt-A Trust, 2.71%, 6/25/34	20
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	224
210,000	Chubb Corp., 6.37%, 3/29/67	207
140,000	Citigroup Inc., 6.00%, 12/13/13	151
215,000	Citigroup Inc., 6.01%, 1/15/15	232
70,000	Comcast Corp., 5.15%, 3/1/20	75
202,000	Comcast Corp., 5.70%, 5/15/18	227
198,000	CVS Caremark Corp., 5.75%, 6/1/17	223
130,000	DirecTV Holdings LLC, 4.75%, 10/1/14	140
219,000	Discovery Communications LLC, 3.70%, 6/1/15	229
184,000	Dow Chemical Co., 7.60%, 5/15/14	215
164,000	Dow Chemical Co., 9.40%, 5/15/39	231
184,000	Dr Pepper Snapple Group Inc., 6.82%, 5/1/18	222
202,000	Exelon Corp., 4.90%, 6/15/15	220
120,000	Express Scripts Inc., 7.25%, 6/15/19	147
352,578	FG G02385 30YR, 6.00%, 11/1/36	384
839,110	FN 725027 30YR, 5.00%, 11/1/33	898
830,000	FNMA 5.00%, 30YR TBA (c)	885
125,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	140
412,000	General Electric Capital Corp., 5.625%, 5/1/18	450
234,000	General Electric Capital Corp., 5.875%, 1/14/38	235
76,837	Greenpoint Mortgage Funding Trust, 0.60%, 6/25/45	24
43,739	Indymac Index Mortgage Loan Trust, 3.41%, 10/25/34	39
80,000	JP Morgan Chase Capital, 5.875%, 3/15/35	75
135,000	Kraft Foods Inc., 5.37%, 2/10/20	148
182,000	Kroger Co., 7.50%, 1/15/14	214
115,000	Merrill Lynch & Co., 6.11%, 1/29/37	111
190,000	Merrill Lynch & Co., 6.875%, 4/25/18	212
165,000	MetLife Inc., 10.75%, 8/1/39	204
374,000	MetLife Inc., 6.75%, 6/1/16	431
396,000	MidAmerican Energy Holdings, 5.75%, 4/1/18	452
220,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	230
245,000	Omnicom Group Inc., 5.90%, 4/15/16	280
184,000	Prudential Financial Inc., 7.375%, 6/15/19	217
160,000	Sempra Energy, 9.80%, 2/15/19	217
426,000	Simon Property Group LP, 5.65%, 2/1/20	469
176,558	Structured Adjustable Rate Mortgage Loan Trust, 2.68%, 10/25/34	142

Principal		Value
or Shares	Security Description	(000)

354,727	Thornburg Mortgage Securities Trust, 0.69%, 9/25/44	327
196,000	Time Warner Cable Inc., 5.85%, 5/1/17	218
65,000	Time Warner Cable Inc., 6.75%, 6/15/39	74
110,000	Time Warner Inc., 4.70%, 1/15/21	114
1,000,000	U.S. Treasury Note, 0.75%, 11/30/11 (e)	1,005
394,000	U.S. Treasury Note, 3.50%, 5/15/20	414
1,200,000	U.S. Treasury Note, 4.50%, 2/15/36	1,316
270,000	U.S. Treasury Note, 4.62%, 2/15/40	300
150,000	U.S. Treasury Note, 4.625%, 11/15/16 (e)	173
730,000	U.S. Treasury Note, 5.25%, 2/15/29	880
1,090,000	U.S. Treasury Note, 5.375%, 2/15/31	1,340
60,000	U.S. Treasury Note, 6.375%, 8/15/27 (e)	81
332,000	Verizon Communications Inc., 8.75%, 11/1/18	439
265,000	Vornado Realty LP, 4.25%, 4/1/15	268
80,000	Wachovia Corp., 5.50%, 8/1/35	76
140,000	Wachovia Corp., 5.625%, 10/15/16	154
186,000	Wal-Mart Stores Inc., 5.80%, 2/15/18	220
200,000	Western Union Co., 5.93%, 10/1/16	227
130,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	131
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	123
60,000	Yum! Brands Inc., 6.25%, 3/15/18	70

		18,398

Uruguay (UYU) (0%)
1,441,190	Republica Orient Uruguay, 5.00%, 9/14/18	76
Uruguay (USD) (1%)
250,000	Republic of Uruguay, 6.875%, 9/28/25	293
440,000	Republic of Uruguay, 9.25%, 5/17/17 (d)	572

		865

Total Bonds (Cost-$74,835)		78,111

Investment Companies (Cost-$7,305) (9%)
681,653	Payden Cash Reserves Money Market Fund *	682
942,469	Payden High Income Fund *	6,682

		7,364

Total (Cost-$82,140) (a) (101%)		85,475
Liabilities in excess of Other Assets (-1%)		(853)

Net Assets (100%)		$84,622

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,293
Unrealized depreciation	(958)

Net unrealized appreciation	$3,335

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $1,643 and the total market value of the collateral held by the fund is $1,704.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
9/22/2010	Buy	Australian Dollar	417	$18
9/22/2010	Buy	British Pound	139	8
9/22/2010	Buy	Canadian Dollar	630	6
9/27/2010	Buy	Canadian Dollar	1,313	15
7/30/2010	Sell	Euro	80	—
9/22/2010	Buy	Euro	1,291	91
9/21/2010	Buy	Indian Rupee	29,640	1
10/28/2010	Buy	Indonesian Rupiah	5,734,000	5

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

9/22/2010	Buy	Japanese Yen	119,100	69
9/21/2010	Buy	Malaysian Ringgit	2,036	12
10/28/2010	Buy	Philippine Peso	19,640	8
9/22/2010	Buy	Swiss Franc	390	26
1/21/2011	Buy	Ukrainian Hryvnia	4,500	5

				$264

Liabilities:
8/10/2010	Sell	Australian Dollar	417	$(24)
8/17/2010	Sell	Brazilian Real	1,855	(6)
7/30/2010	Sell	British Pound	35	—
8/10/2010	Sell	British Pound	3,358	(171)
8/10/2010	Sell	Canadian Dollar	7,981	(194)
9/22/2010	Buy	Canadian Dollar	2	—
8/10/2010	Sell	Euro	15,491	(631)
8/16/2010	Sell	Euro	607	(18)
9/22/2010	Buy	Euro	80	(1)
9/27/2010	Sell	Euro	514	(40)
10/20/2010	Sell	Euro	819	(29)
8/10/2010	Sell	Japanese Yen	1,199,000	(124)
9/21/2010	Buy	New Taiwan Dollar	40,310	(9)
8/10/2010	Sell	Swiss Franc	390	(5)
8/3/2010	Buy	Uruguayan New Peso	1,621	—

				$(1,252)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

35	Australian 3 Year Bond Future	Sep-10	$3,287	$3
4	Canadian 10 Year Bond Future	Sep-10	481	11
4	Euro-Bobl Future	Sep-10	625	(2)
10	Euro-Schatz Future	Sep-10	1,423	(3)
27	U.S. Treasury 2 Year Note Future	Sep-10	5,917	5
88	U.S. Treasury 5 Year Note Future	Sep-10	10,544	(145)
41	U.S. Treasury 10 Year Note Future	Sep-10	5,078	(76)
54	U.S. Treasury 20 Year Note Future	Sep-10	6,951	(180)
14	U.S. Ultra Long Bond Future	Sep-10	1,894	18

				$(369)

Payden Emerging Markets Bond Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Argentina (USD) (2%)
7,290,000	Republic of Argentina, 2.50%, 12/31/38	$2,807
5,087,914	Republic of Argentina, 8.28%, 12/31/33	3,956

		6,763

Brazil (BRL) (3%)
4,930,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	2,752
7,020,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	3,677
4,060,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/17	4,389

		10,818

Brazil (USD) (11%)
1,680,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	1,814
2,230,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b)	2,307
3,160,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	3,602
2,140,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b) (c)	2,260
2,490,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,658
2,110,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (d)	2,245
960,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	972
1,460,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	1,646
1,790,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/4/20 (b)	1,857
1,760,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	1,870
2,890,000	Republic of Brazil, 7.125%, 1/20/37	3,598
2,570,000	Republic of Brazil, 8.25%, 1/20/34	3,572
2,450,000	Republic of Brazil, 8.75%, 2/4/25	3,430
2,670,000	Republic of Brazil, 8.875%, 10/14/19	3,618
1,870,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	2,323
2,080,000	Vale Overseas Ltd., 8.25%, 1/17/34	2,609

		40,381

Chile (USD) (1%)
2,830,000	Codelco Inc., 7.50%, 1/15/19 (d)	3,600
Colombia (USD) (4%)
4,120,000	BanColombia SA, 6.12%, 7/26/20	4,233
3,050,000	Ecopetrol SA, 7.625%, 7/23/19	3,584
4,460,000	Republic of Colombia, 7.375%, 9/18/37	5,575
2,890,000	Republic of Colombia, 7.38%, 1/27/17	3,475

		16,867

Dominican Republic (USD) (3%)
3,460,000	Dominican Republic 144A, 7.50%, 5/6/21 (b)	3,659
7,771,066	Dominican Republic International Bond, 9.04%, 1/23/18 (d)	8,859

		12,518

El Salvador (USD) (1%)
2,390,000	Republic of El Salvador 144A, 7.375%, 12/1/19 (b)	2,605
1,530,000	Republic of El Salvador, 7.75%, 1/24/23 (d)	1,658

		4,263

Ghana (GHC) (2%)
5,400,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	4,112
3,300,000	Ghana Government Bond 144A, 14.47%, 12/19/11 (b)	2,313

		6,425

Ghana (USD) (2%)
6,590,000	Republic of Ghana, 8.50%, 10/4/17 (d)	7,271
Hong Kong (USD) (1%)
2,070,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,108
India (USD) (2%)
3,710,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,524
3,410,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	3,768

		7,292

Indonesia (USD) (11%)
4,660,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	5,452
4,710,000	Republic of Indonesia, 11.625%, 3/4/19 (d)	7,112
6,460,000	Republic of Indonesia, 5.87%, 3/13/20 (d)	7,189
4,720,000	Republic of Indonesia, 6.875%, 1/17/18 (d)	5,534
6,130,000	Republic of Indonesia, 7.50%, 1/15/16 (d)	7,267
5,480,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	7,583

		40,137

Kazakhstan (USD) (4%)
4,120,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (b)	5,217
3,300,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	3,671
6,090,000	KazMunaiGaz Finance Sub. BV, 9.125%, 7/2/18 (d)	7,399

		16,287

Lebanon (USD) (1%)
1,520,000	Lebanese Republic, 8.625%, 6/20/13 (d)	1,718
1,510,000	Lebanon Government International Bond, 8.25%, 4/12/21 (d)	1,710

Principal		Value
or Shares	Security Description	(000)

1,580,000	Lebanon Government International Bond, 8.50%, 1/19/16	1,825

		5,253

Malaysia (USD) (1%)
930,000	Petronas Capital Ltd. 144A, 5.25%, 8/12/19 (b)	1,007
2,150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	2,752

		3,759

Mexico (MXN) (3%)
107,520,000	Mexican Bonos, 10.00%, 12/5/24	10,972
Mexico (USD) (4%)
3,270,000	Grupo Televisa SA, 6.625%, 3/18/25	3,547
4,120,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	4,419
3,010,000	Petroleos Mexicanos, 8.00%, 5/3/19	3,657
2,650,000	United Mexican States, 8.30%, 8/15/31 (c)	3,677

		15,300

Panama (USD) (2%)
3,140,000	Republic of Panama, 6.70%, 1/26/36	3,690
1,280,000	Republic of Panama, 8.875%, 9/30/27	1,789
2,460,000	Republic of Panama, 9.375%, 4/1/29	3,573

		9,052

Peru (USD) (3%)
1,600,000	Corporacion Pesquera Inca S.A.C. 144A, 9.00%, 2/10/17 (b)	1,610
3,140,000	Republic of Peru, 6.55%, 3/14/37	3,658
2,200,000	Republic of Peru, 7.35%, 7/21/25	2,761
1,290,000	Republic of Peru, 8.75%, 11/21/33	1,845

		9,874

Philippines (USD) (6%)
3,480,000	Republic of Philippines, 6.375%, 10/23/34	3,845
3,260,000	Republic of Philippines, 6.50%, 1/20/20 (c)	3,786
6,127,000	Republic of Philippines, 7.75% 1/14/31	7,628
2,770,000	Republic of Philippines, 8.375%, 6/17/19	3,587
2,710,000	Republic of Philippines, 9.875%, 1/15/19	3,740

		22,586

Poland (USD) (1%)
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	2,665
Qatar (USD) (1%)
2,720,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	2,982
Russia (USD) (10%)
3,400,000	Gaz Capital SA for Gazprom, 7.288%, 8/16/37 (c) (d)	3,534
1,730,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,847
1,540,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	1,765
1,730,000	RSHB Capital SA, 6.299%, 5/15/17 (d)	1,775
1,690,000	RSHB Capital SA, 7.175%, 5/16/13 (d)	1,808
9,200,000	Russia-Eurobond 144A, 5.00%, 4/29/20 (b) (c)	9,315
2,430,000	Russian Government International Bond, 11.00%, 7/24/18 (d)	3,417
2,100,000	Russian Government International Bond, 12.75%, 6/24/28 (d)	3,670
7,755,600	Russian Government International Bond, 7.50%, 3/31/30 (d)	9,014
1,650,000	VIP Finance Ireland Ltd. OJSC Vimpel Communications, 9.125%, 4/30/18 (d)	1,906

		38,051

South Africa (USD) (1%)
3,010,000	Republic of South Africa, 6.875%, 5/27/19	3,563
Turkey (USD) (3%)
2,480,000	Republic of Turkey, 6.75%, 4/3/18	2,833
3,120,000	Republic of Turkey, 7.00%, 6/5/20	3,604
1,530,000	Republic of Turkey, 7.375%, 2/5/25	1,802
1,690,000	Republic of Turkey, 7.50%, 7/14/17	2,003
1,480,000	Republic of Turkey, 8.00%, 2/14/34	1,817

		12,059

Ukraine (USD) (3%)
1,850,000	Ukraine Government, 6.58%, 11/21/16 (d)	1,871
450,000	Ukraine Government, 6.75%, 11/14/17 (d)	453
3,480,000	Ukraine Government, 6.875%, 3/4/11 (d)	3,533
6,990,000	Ukraine Government, 7.65%, 6/11/13 (d)	7,375

		13,232

United Kingdom (EGP) (2%)
40,000,000	Barclays Bank PLC 144A, 0.00%, 9/30/10 (b)	6,924
United States (USD) (2%)
7,500,000	FHLMC Disc Note, 0.22%, 10/18/2010 (e)	7,498
Uruguay (USD) (3%)
1,555,000	Republic of Uruguay, 6.875%, 9/28/25	1,819
2,970,000	Republic of Uruguay, 7.62%, 3/21/36	3,616
4,310,000	Republic of Uruguay, 8.00%, 11/18/22	5,431

		10,866

Uruguay (UYU) (0%)
34,719,574	Republica Orient Uruguay, 5.00%, 9/14/18	1,841
Venezuela (USD) (4%)
2,720,000	Republic of Venezuela, 5.75%, 2/26/16 (d)	1,877
3,240,000	Republic of Venezuela, 6.00%, 12/9/20 (d)	1,944

Principal		Value
or Shares	Security Description	(000)

6,380,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	3,653
3,050,000	Republic of Venezuela, 7.65%, 4/21/25	1,868
2,800,000	Republic of Venezuela, 9.25%, 5/7/28 (d)	1,911
4,875,000	Republic of Venezuela, 9.25%, 9/15/27	3,578

		14,831

Total Bonds (Cost-$335,299)		366,038

Investment Company (Cost-$9,410) (2%)
9,410,463	Payden Cash Reserves Money Market Fund *	9,410

Total (Cost-$344,709) (a) (99%)		375,448
Other Assets, net of Liabilities (1%)		2,946

Net Assets (100%)		$378,394

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$31,127
Unrealized depreciation	(388)

Net unrealized appreciation	$30,739

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $15,118 and the total market value of the collateral held by the fund is $15,161.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
9/21/2010	Buy	Indian Rupee	152,610	$4
9/21/2010	Buy	Malaysian Ringgit	11,343	65
10/28/2010	Buy	Phillipine Peso	171,160	67
1/21/2011	Buy	Ukrainian Hryvnia	29,000	35

				$171

Liabilities:
8/17/2010	Sell	Brazilian Real	11,648	$(38)
8/17/2010	Sell	Colombian Peso	6,735,000	(143)
10/19/2010	Sell	Euro	8,427	(301)
8/25/2010	Buy	New Taiwan Dollar	104,810	(48)
10/19/2010	Sell	South African Rand	67,410	(414)
8/3/2010	Buy	Uruguayan Peso	39,040	(7)

				$(951)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

40	U.S. Treasury 2 Year Note Future	Sep-10	$8,765	$39
453	U.S. Treasury 5 Year Note Future	Sep-10	54,282	1,164
224	U.S. Treasury 10 Year Note Future	Sep-10	27,734	(650)
108	U.S. Treasury 20 Year Note Future	Sep-10	13,902	(224)
79	U.S. Ultra Long Bond	Sep-10	10,685	254

				$583

Open Swap Contracts (000s)

	Fund			Unrealized
	Receives	Expiration	Notional	Appreciation
Contract Type	(Pays)	Date	Principal	(Depreciation)

Asset:
Israel Interest Rate Swap	5.55%	Aug-19	ILS 18,800.00	$641

Liability:
Israel Interest Rate Swap	(2.83)%	Aug-11	ILS 87,000.00	$(674)

Payden Value Leaders Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (87%)
Consumer Discretionary (6%)
16,200	Comcast Corp.	$315
4,600	Liberty Media Corp. — Starz (b)	252
13,100	News Corp.	171
2,900	Time Warner Cable Inc.	166
6,800	Time Warner Inc.	214
4,300	Viacom Inc.	142
10,600	Walt Disney Co.	357

		1,617

Consumer Staples (7%)
8,700	Altria Group Inc.	193
5,400	BJ’s Wholesale Club Inc. (b)	246
1,400	Coca-Cola Co.	77
6,900	CVS Caremark Corp.	212
8,400	Kraft Foods Inc.	245
2,600	PepsiCo Inc.	169
11,500	Procter & Gamble Co.	703
1,300	Wal-Mart Stores Inc.	67

		1,912

Energy (11%)
3,600	Anadarko Petroleum Corp.	177
2,600	Apache Corp.	249
3,800	Baker Hughes Inc.	183
8,000	Chesapeake Energy Corp.	168
8,100	Chevron Corp.	617
5,100	ConocoPhillips	282
3,700	Devon Energy Corp.	231
5,600	Marathon Oil Corp.	187
4,300	National Oilwell Varco Inc.	168
3,700	Occidental Petroleum Corp.	288
3,600	Peabody Energy Corp.	163
16,400	Valero Energy Corp.	279

		2,992

Financial (22%)
5,600	Allstate Corp.	158
47,300	Bank of America Corp.	664
5,600	BB&T Corp.	139
8,400	Berkshire Hathaway Inc. (b)	657
3,600	Capital One Financial Corp.	152
104,900	Citigroup Inc. (b)	430
4,800	HCP Inc.	171
18,200	JPMorgan Chase & Co.	733
6,300	Legg Mason Inc.	182
4,600	Loews Corp.	171
4,400	MetLife Inc.	185
3,200	PNC Financial Services Group Inc.	190
6,700	Principal Financial Group Inc.	172
8,300	Progressive Corp.	163
3,600	Prudential Financial Inc.	206
4,600	State Street Corp.	179
3,300	Travelers Companies Inc.	166
10,600	US Bancorp	253
7,400	Verisk Analytics Inc. (b)	220
22,500	Wells Fargo & Co.	624

		5,815

Healthcare (11%)
5,400	Amgen Inc. (b)	294
9,700	Bristol-Myers Squibb Co.	242
2,400	Eli Lilly & Co.	85
8,600	Johnson & Johnson	500
14,700	Merck & Co. Inc.	507
38,800	Pfizer Inc.	582
3,600	Thermo Fisher Scientific Inc. (b)	161
7,900	UnitedHealth Group Inc.	241
3,200	WellPoint Inc. (b)	162
2,800	Zimmer Holdings Inc. (b)	148

		2,922

Industrial (7%)
3,000	CSX Corp.	158
3,800	Fluor Corp.	184
3,000	General Dynamics Corp.	184

Principal		Value
or Shares	Security Description	(000)

38,800	General Electric Co.	625
3,100	Norfolk Southern Corp.	174
3,100	Northrop Grumman Corp.	182
5,000	Tyco International Ltd.	191
2,900	Union Pacific Corp.	217

		1,915

Materials (4%)
7,200	Dow Chemical Co.	197
4,500	E.I. du Pont de Nemours & Co.	183
14,300	Sealed Air Corp.	309
13,900	Steel Dynamics Inc.	199

		888

Real Estate Investment Trust (2%)
4,700	Health Care REIT Inc.	213
5,200	Regency Centers Corp.	196

		409

Technology (7%)
10,900	Corning Inc.	198
5,600	Fidelity National Information Services Inc.	161
10,700	Intel Corp.	220
6,000	KLA-Tencor Corp.	191
37,000	LSI Corp. (b)	149
12,500	Mircosoft Corp.	323
27,300	Motorola Inc. (b)	204
14,000	Symantec Corp. (b)	182
6,900	Texas Instruments Inc.	170

		1,798

Telecommunications (4%)
22,300	AT&T Inc.	578
21,099	Frontier Communications Corp.	161
13,000	Verizon Communications Inc.	378

		1,117

Utilities (6%)
4,500	American Electric Power Co. Inc.	162
12,000	CenterPoint Energy Inc.	171
5,000	Dominion Resources Inc.	211
6,700	DPL Inc.	170
3,000	DTE Energy Co.	138
9,900	Duke Energy Corp.	169
4,000	Exelon Corp.	167
4,900	Pinnacle West Capital Corp.	187
3,400	Sempra Energy	169

		1,544

Total Common Stocks (Cost-$24,253)		22,929

Exchange Traded Funds (Cost-$3,207) (12%)
45,000	Financial Select Sector SPDR Fund (c)	662
46,300	iShares Russell 1000 Value Index Fund	2,665

		3,327

Investment Company (Cost-$173) (1%)
173,268	Payden Cash Reserves Money Market Fund *	173

Total (Cost-$27,633) (a) (100%)		26,429
Other Assets, net of Liabilities (0%)		7

Net Assets (100%)		$26,436

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,222
Unrealized depreciation	(2,426)

Net unrealized depreciation	$(1,204)

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $662 and the total market value of the collateral held by the fund is $685.

Payden U.S. Growth Leaders Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (98%)
Consumer Discretionary (12%)
9,600	Advance Auto Parts Inc.	$514
36,300	Dollar Tree Inc. (b)	1,609
21,800	McDonald’s Corp.	1,520
17,000	NIKE Inc.	1,252
1,900	Priceline.com Inc. (b)	426
33,700	Starbucks Corp.	837

		6,158

Consumer Staples (13%)
70,900	Altria Group Inc.	1,571
18,700	Coca-Cola Co.	1,031
16,400	CVS Caremark Corp.	503
17,300	Green Mountain Coffee Roasters Inc. (b)	533
23,700	PepsiCo Inc.	1,538
20,000	Philip Morris International Inc.	1,021
10,000	Wal-Mart Stores Inc.	512

		6,709

Energy (8%)
6,800	Cimarex Energy Co.	468
34,400	Exxon Mobil Corp.	2,053
16,600	Frontline Ltd. (c)	508
6,300	Occidental Petroleum Corp.	491
11,200	Petroleo Brasileiro SA (b)	408

		3,928

Financial (5%)
5,800	American Express Co.	259
12,600	M&T Bank Corp.	1,100
22,700	Moody’s Corp.	535
30,800	US Bancorp	736

		2,630

Healthcare (7%)
17,700	AmerisourceBergen Corp.	530
9,700	Amgen Inc. (b)	529
15,800	Cardinal Health Inc.	511
18,200	Express Scripts Inc. (b)	822
15,300	Gilead Sciences Inc. (b)	510
24,800	UnitedHealth Group Inc.	755

		3,657

Industrial (12%)
24,000	BE Aerospace Inc. (b)	706
10,100	Clean Harbors Inc. (b)	638
10,500	CSX Corp.	554
13,300	Danaher Corp.	511
9,200	Deere & Co.	613
11,600	Dover Corp.	556
12,600	Emerson Electric Co.	624
42,600	Southwest Airlines Co.	513
7,600	Stericycle Inc (b)	479
12,200	United Parcel Service Inc.	793

		5,987

Materials (4%)
23,800	Barrick Gold Corp.	978
8,900	Monsanto Co.	515
25,400	Titanium Metals Corp. (b)	562

		2,055

Technology (35%)
9,000	Apple Inc. (b)	2,315
3,400	Baidu.com, Inc. (b)	277
55,100	Cisco Systems Inc. (b)	1,271
23,900	Cognizant Technology Solutions Corp. (b)	1,304
7,100	F5 Networks Inc. (b)	624
3,200	Google Inc. (b)	1,553
21,700	Hewlett-Packard Co.	999
34,000	Intel Corp.	700
17,200	International Business Machines Corp.	2,208
47,600	Mircosoft Corp.	1,229
15,500	National Instruments Corp.	494
24,800	NetApp Inc. (b)	1,049
20,600	Novellus Systems Inc. (b)	550
42,200	Oracle Corp.	998
13,200	QUALCOMM, Inc.	503

Principal		Value
or Shares	Security Description	(000)

5,400	Salesforce.com, Inc. (b)	534
20,300	Texas Instruments Inc.	501
7,600	VMware Inc. (b)	589

		17,698

Telecommunications (1%)
16,300	America Movil SAB de CV	809

Utilities (1%)
10,900	DTE Energy Co.	503

Total Common Stocks (Cost-$48,138)		50,134

Investment Company (Cost-$833) (2%)
833,129	Payden Cash Reserves Money Market Fund *	833

Total (Cost-$48,971) (a) (100%)		50,967
Other Assets, net of Liabilities (0%)		125

Net Assets (100%)		$51,092

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,202
Unrealized depreciation	(1,206)

Net unrealized appreciation	$1,996

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $483 and the total market value of the collateral held by the fund is $509.

Payden Global Equity
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (46%)
Foreign Government (36%)
1,000,000	Belgium Treasury Bill, 0.00%, 12/16/10 (c)	$1,300
800,000	Belgium Treasury Bill, 0.00%, 8/19/10 (c)	1,042
500,000	France Treasury Bill, 0.00%, 5/5/11 (c)	649
700,000	France Treasury Bill, 0.00%, 8/26/10 (c)	912
700,000	France Treasury Bill, 0.00%, 9/23/10 (c)	911

		4,814

U.S. Government Agency (10%)
1,400,000	FNMA Disc Note, 0.30%, 12/1/10 (d)	1,399

Total Bonds (Cost-$6,591)		6,213

Exchange Traded Funds (Cost-$6,032) (44%)
7,100	Consumer Discretionary Select Sector SPDR Fund (b)	223
10,600	Consumer Staples Select Sector SPDR Fund (b)	286
8,500	DnB NOR OBX (c)	45
4,500	iShares Dow Jones U.S. Financial Sector Index Fund (b)	238
3,000	iShares MSCI Canada Index Fund (b)	80
51,400	iShares MSCI Emerging Market Index Fund (b)	2,128
12,600	iShares MSCI Germany Index Fund (b)	261
8,500	iShares MSCI Hong Kong Index Fund (b)	136
600	iShares MSCI Spain Index Fund (b)	24
19,200	iShares MSCI Switzerland Index Fund (b)	407
23,800	Industrial Select Sector SPDR Fund (b)	721
1,700	Market Vectors — Indonesia Index ETF	132
3,000	Materials Select Sector SPDR Fund (b)	96
27,700	PowerShares QQQ (b)	1,269

		6,046

Investment Company (Cost-$1,433) (11%)
1,432,524	Payden Cash Reserves Money Market Fund *	1,433

Total (Cost-$14,056) (a) (101%)		13,692
Liabilities in excess of Other Assets (-1%)		(74)

Net Assets (100%)		$13,618

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$167
Unrealized depreciation	(531)

Net unrealized depreciation	$(364)

(b)	All or a portion of these securities are on loan. At July 30, 2010, the total market value of the fund’s securities on loan is $4,233 and the total market value of the collateral held by the fund is $4,315.

(c)	Par in local currency. Par in foreign currency.

(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
10/27/2010	Buy	Australian Dollar	491	$11
10/27/2010	Buy	British Pound	627	23
10/27/2010	Buy	Canadian Dollar	813	14
10/27/2010	Buy	Danish Krone	278	1
10/27/2010	Buy	Japanese Yen	89,074	7
10/27/2010	Buy	Singapore Dollar	130	1
10/27/2010	Buy	Swedish Krona	1,150	3
10/27/2010	Buy	Swiss Franc	8	—

				$60

Liabilities:
10/27/2010	Sell	Euro	3,000	$(38)
10/27/2010	Sell	Indonesian Rupiah	1,183,000	(1)

				$(39)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

7	Amsterdam Index Future	Aug-10	$601	$(5)
7	Australian SPI 200 Index Future	Sep-10	707	(14)
2	CAC 40 10 Year Euro Future	Aug-10	95	—
6	Canadian TSE 60 Index Future	Sep-10	797	3
1	DAX Index Future	Sep-10	201	—
9	FTSE 100 Index Future	Sep-10	739	21
2	Hang Seng Index Future	Aug-10	270	1
2	IBEX 35 Index Future	Aug-10	273	7
5	Mexican Bolsa Index Future	Sep-10	128	1
5	Nasdaq 100 Future	Sep-10	931	17
26	OMXS30 Index Future	Aug-10	376	(4)
2	S&P 500 E-Mini Future	Sep-10	110	8
23	S&P E-Mini MIDCAP Future	Sep-10	1,745	46
5	Topix Index Future	Sep-10	489	(2)

				$79

Payden/Kravitz Cash Balance Plan Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (86%)
Asset Backed (3%)
542,901	HSI Asset Securitization Corp. Trust, 0.38%, 5/25/37	$524
814,490	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	793

		1,317

Corporate (59%)
50,000	Abbott Laboratories, 5.60%, 5/15/11	52
145,000	Alliance One International Inc., 10.00%, 7/15/16	151
160,000	Ally Financial Inc., 7.50%, 12/31/13	167
145,000	Ameristar Casinos Inc., 9.25%, 6/1/14	156
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	155
145,000	Aramark Corp., 8.50%, 2/1/15	151
130,000	AstraZeneca PLC, 5.40%, 9/15/12	142
200,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	199
100,000	B&G Foods Inc., 7.62%, 1/15/18	104
200,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	209
165,000	Bank of America Corp., 4.25%, 10/1/10	166
75,000	Bank of America Corp., 4.50%, 4/1/15	78
50,000	Bank of New York Mellon Corp., 4.95%, 11/1/12	54
140,000	Bausch & Lomb Inc., 9.875%, 11/1/15	148
170,000	Baxter International Inc., 1.80%, 3/15/13	173
160,000	Berry Plastics Corp., 8.25%, 11/15/15	164
130,000	Boeing Capital Corp., 6.50%, 2/15/12	141
160,000	Boyd Gaming Corp., 7.75%, 12/15/12	162
145,000	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	153
145,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	156
135,000	Campbell Soup Co., 6.75%, 2/15/11	140
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	164
160,000	Carrols Corp., 9.00%, 1/15/13	162
160,000	Case New Holland Inc., 7.75%, 9/1/13	169
100,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	107
140,000	Cellco Partnership, 5.25%, 2/1/12	149
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	153
155,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	164
140,000	Chevron Corp., 3.45%, 3/3/12	146
145,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	152
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	147
50,000	Cisco Systems Inc., 5.25%, 2/22/11	51
140,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	144
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	144
130,000	Conoco Funding Co., 6.35%, 10/15/11	139
145,000	Constellation Brands Inc., 7.25%, 9/1/16	152
160,000	Corrections Corp of America, 6.25%, 3/15/13	163
155,000	Costco Wholesale Corp., 5.30%, 3/15/12	166
145,000	Cox Communications Inc., 5.45%, 12/15/14	163
50,000	Credit Suisse New York, 6.00%, 2/15/18	54
200,000	Cricket Communications Inc., 9.375%, 11/1/14	208
150,000	Crown Americas LLC, 7.625%, 11/15/13	157
160,000	CVS Caremark Corp., 5.75%, 8/15/11	167
240,000	Daimler Finance North America LLC, 5.87%, 3/15/11	247
117,000	DaVita Inc., 6.625%, 3/15/13	119
145,000	Del Monte Corp., 7.50%, 10/15/19	154
160,000	Denny’s Holdings Inc., 10.00%, 10/1/12	162
465,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	493
370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	399
145,000	Dish DBS Corp., 6.625%,10/1/14	149
145,000	Diversey Inc. 144A, 8.25%, 11/15/19 (b)	153
50,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	54
155,000	Dynegy Holdings Inc., 8.37%, 5/1/16	125
160,000	Elizabeth Arden Inc., 7.75%, 1/15/14	161
155,000	Exelon Corp., 4.90%, 6/15/15	168
150,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	156
150,000	Fortune Brands Inc., 3.00%, 6/1/12	152
250,000	General Electric Capital Corp., 6.125%, 2/22/11	257
130,000	General Mills Inc., 6.00%, 2/15/12	140
145,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	152
130,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	143
50,000	Goldman Sachs Group Inc, 6.875%, 1/15/11	51
195,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	197
145,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	152
140,000	HCA Inc., 9.25%, 11/15/16	152
145,000	Hertz Corp., 8.875%, 1/1/14	150

Principal		Value
or Shares	Security Description	(000)

90,000	Hewlett-Packard Co., 4.25%, 2/24/12	95
50,000	Hewlett-Packard Co., 5.25%, 3/1/12	53
145,000	Home Depot Inc., 5.40%, 3/1/16	163
150,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	153
170,000	Icahn Enterprises LP, 7.75%, 1/15/16	171
240,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	250
145,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	162
145,000	Ingles Markets Inc., 8.875%, 5/15/17	153
145,000	Intelsat Corp., 9.25%, 8/15/14	150
130,000	International Business Machines Corp., 4.75%, 11/29/12	142
200,000	International Lease Finance Corp., 5.65%, 6/1/14	188
150,000	Iron Mountain Inc., 7.75%, 1/15/15	152
150,000	Jarden Corp., 7.50%, 5/1/17	155
140,000	JBS SA 144A, 10.50%, 8/4/16 (b)	158
50,000	John Deere Capital Corp., 7.00%, 3/15/12	55
50,000	Johnson & Johnson, 5.15%, 8/15/12	54
210,000	JPMorgan Chase & Co., 3.70%, 1/20/15	219
50,000	JPMorgan Chase & Co., 5.60%, 6/1/11	52
140,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (e)	156
200,000	KB Home, 5.75%, 2/1/14	189
130,000	Kellogg Co., 6.60%, 4/1/11	135
130,000	Kroger Co., 6.75%, 4/15/12	141
150,000	Landwirtschaftliche Rentenbank, 3.12%, 7/15/15	157
160,000	Lennar Corp., 5.60%, 5/31/15	148
150,000	Libbey Glass Inc. 144A, 10.00%, 2/15/15 (b)	161
200,000	Liberty Media Corp., 5.70%, 5/15/13	205
100,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	107
145,000	MetroPCS Wireless Inc., 9.25%, 11/1/14	152
270,000	Metropolitan Life Global Funding 144A, 1.02%, 4/10/12 (b)	270
90,000	MidAmerican Energy Holdings Co., 5.875%, 10/1/12	98
130,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (e)	149
150,000	Morgan Stanley, 4.10%, 1/26/15	153
150,000	National Australia Bank Ltd. 144A, 1.01%, 1/8/13 (b)	150
145,000	Navistar International Corp., 8.25%, 11/1/21	154
180,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	188
140,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	143
160,000	Nova Chemicals Corp., 8.375%, 11/1/16	165
150,000	NRG Energy Inc., 7.375%, 2/1/16	153
145,000	NRG Energy Inc., 8.50%, 6/15/19	153
220,000	Omnicare Inc., 6.875%, 12/15/15	230
50,000	Oracle Corp., 5.00%, 1/15/11	51
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	152
310,000	Petrohawk Energy Corp., 9.125%, 7/15/13	325
200,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b)	211
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (e)	153
100,000	Pfizer Inc., 4.45%, 3/15/12	106
150,000	Pinnacle Entertainment Inc. 144A, 8.75%, 5/15/20 (b)	147
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17	156
160,000	Plains Exploration & Production Co., 7.00%, 3/15/17	159
150,000	PolyOne Corp., 8.87%, 5/1/12	159
240,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	256
200,000	Pride International Inc., 7.375%, 7/15/14	205
200,000	Prudential Financial Inc., 2.75%, 1/14/13	203
110,000	Prudential Financial Inc., 3.625%, 9/17/12	114
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	167
150,000	Qwest Communications International Inc., 7.50%, 2/15/14	155
170,000	Rabobank Nederland NV 144A, 3.20%, 3/11/15 (b)	175
160,000	Range Resources Corp., 7.375%, 7/15/13	162
190,000	Reynolds American Inc., 1.23%, 6/15/11	190
145,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	161
70,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	74
130,000	Rogers Communications Inc., 9.625%, 5/1/11	138
141,000	Royal Bank of Canada, 5.65%, 7/20/11	148
165,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	169
200,000	RRI Energy Inc., 6.75%, 12/15/14	206
140,000	Safeway Inc., 5.80%, 8/15/12	152
200,000	Sally Holdings LLC, 9.25%, 11/15/14	212
150,000	Sealy Mattress Co., 8.25%, 6/15/14	152
350,000	Shell International Finance, 1.87%, 3/25/13	356
160,000	Smithfield Foods Inc., 7.00%, 8/1/11	164
145,000	Sprint Capital Corp., 8.375%, 3/15/12	154
155,000	SPX Corp., 7.625%, 12/15/14	163
200,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	221
100,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	104
150,000	Steel Dynamics Inc. 144A, 7.62%, 3/15/20 (b)	154
140,000	Telecom Italia Capital, 4.875%, 10/1/10	140
155,000	Tesoro Corp., 6.625%, 11/1/15	153

Principal		Value
or Shares	Security Description	(000)

210,000	Teva Pharmaceutical Finance LLC, 0.93%, 12/19/11	211
150,000	Time Warner Cable Inc., 5.40%, 7/2/12	161
190,000	Toyota Motor Credit Corp., 3.20%, 6/17/15	199
160,000	TransDigm Inc., 7.75%, 7/15/14	166
50,000	Unilever Capital Corp., 7.125%, 11/1/10	51
150,000	United States Steel Corp., 7.37%, 4/1/20	151
150,000	Valero Energy Corp., 4.50%, 2/1/15	159
150,000	Viacom Inc., 4.375%, 9/15/14	161
140,000	VIP Finance Ireland Ltd. OJSC Vimpel Communications, 9.125%, 4/30/18 (c)	162
50,000	Vodafone Group PLC, 5.50%, 6/15/11	52
175,000	Vornado Realty LP, 4.25%, 4/1/15	176
157,000	Wachovia Corp., 5.30%, 10/15/11	165
120,000	Wal-Mart Stores Inc., 2.87%, 4/1/15	125
130,000	Walt Disney Co., 6.375%, 3/1/12	141
50,000	Waste Management Inc., 7.375%, 8/1/10	50
135,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	147
160,000	Westpac Banking Corp. 144A, 1.08%, 4/8/13 (b)	159
170,000	Westpac Banking Corp., 2.25%, 11/19/12	172
155,000	Windstream Corp., 8.125%, 8/1/13	166
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	190
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	169
160,000	Wyeth, 6.95%, 3/15/11	166
200,000	Yale University, 2.90%, 10/15/14	211
200,000	Yankee Acquisition Corp., 8.50%, 2/15/15	207

		26,394

FDIC Guaranteed (0%)
70,000	JPMorgan Chase & Co., 1.65%, 2/23/11	71
Foreign Government (2%)
2,400,000	Barclays Bank PLC 144A, 0.00%, 9/30/10 (b) (d)	415
150,000	Export-Import Bank of Korea, 5.875%, 1/14/15	167
100,000	Republic of Ghana, 8.50%, 10/4/17 (e)	110

		692

Foreign Government Guaranteed (0%)
165,000	Societe Financement de l’Economie Francaise 144A, 2.00%, 2/25/11 (b)	167
Mortgage Backed (10%)
79,228	Banc of America Commercial Mortgage Inc., 5.18%, 9/10/47	80
76,399	Credit Suisse First Boston Mortgage Securities Corp., 4.30%, 7/15/36	76
385,631	G2 4316 30YR, 6.00%, 12/20/38	423
339,970	G2 4345 30YR, 6.50%, 1/20/39	375
236,710	GN 697858 30YR, 6.00%, 2/15/39	258
269,689	GS Mortgage Securities Corp., 5.51%, 4/10/38	274
433,226	HSBC Home Equity Loan Trust, 0.44%, 3/20/36	430
382,966	LB-UBS Commercial Mortage Trust 6.653%, 11/15/2027	391
484,624	MLCC Mortgage Investors, Inc., 4.99%, 2/25/36	423
432,598	Morgan Stanley Mortgage Loan Trust, 3.06%, 1/25/35	300
653,276	WaMu Mortgage Pass Through Certificates, 5.51%, 6/25/37	471
681,968	WaMu Mortgage Pass Through Certificates, 5.73%, 7/25/37	456
783,144	WaMu Mortgage Pass Through Certificates, 5.99%, 10/25/36	691

		4,648

U.S. Government Agency (5%)
400,000	FHLMC, 1.62%, 4/15/13	408
1,600,000	FHLB Disc Note, 0.17%, 8/11/10 (c)	1,600

		2,008

U.S. Treasury (7%)
350,000	U.S. Treasury Note, 0.875%, 2/28/11 (f)	351
10,000	U.S. Treasury Note, 2.75%, 2/15/19	10
120,000	U.S. Treasury Note, 3.125%, 5/15/19	124
2,290,000	U.S. Treasury Bill, 0.15%, 8/19/10 (c)	2,290
380,000	U.S. Treasury Bill, 0.14%, 10/21/10 (c)	380

		3,155

Total Bonds (Cost-$37,555)		38,452

Common Stocks (Cost-$535) (1%)
9,500	Altria Group Inc.	210
1,000	Chipotle Mexican Grill, Inc.	148
1,608	Frontier Communications Corp.	12
6,700	Verizon Communications Inc.	195

		565

Exchange Traded Fund (Cost-$201) (1%)
5,300	SPDR Barclays Capital High Yield Bond	209
Investment Company (Cost-$473) (1%)
472,643	Payden Cash Reserves Money Market Fund *	473

Total (Cost-$38,764) (a) (89%)		39,699
Other Assets, net of Liabilities (11%)		4,820

Net Assets (100%)		$44,519

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,005
Unrealized depreciation	(70)

Net unrealized appreciation	$935

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
9/27/2010	Buy	Canadian Dollar	436	$5
9/21/2010	Buy	Indian Rupee	9,490	—
10/28/2010	Buy	Indonesian Rupiah	1,980,000	1
9/21/2010	Buy	Malaysian Ringgit	677	4
10/28/2010	Buy	Philippine Peso	7,120	3

				$13

Liabilities:
8/16/2010	Sell	Euro	219	$(7)
9/27/2010	Sell	Euro	171	(13)
10/20/2010	Sell	Euro	254	(9)
8/16/2010	Buy	Mexican New Peso	2,480	(1)
9/21/2010	Buy	New Taiwan Dollar	13,400	(3)

				$(33)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

10	Euro Bund Future	Sep-10	$1,674	$(2)
22	U.S. Treasury 2 Year Note Future	Sep-10	4,821	(22)
28	U.S. Treasury 5 Year Note Future	Sep-10	3,355	(72)
18	U.S. Treasury 10 Year Note Future	Sep-10	2,228	56

				$(40)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liabilities:
Interest Rate Swap	(1.11)%	Jan-12	$10,000	$(81)
Federal Republic of Germany CDS	(0.25)%	Jun-15	$1,000	$(6)
French Republic CDS	(0.25)%	Jun-15	1,000	(2)

				$(89)

Notes to Schedule of Investments

July 31, 2010

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, U.S. Growth Leaders, and the Global Equity, may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these

Notes to Schedule of Investments continued

contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

The Payden Limited Maturity, Emerging Markets Bond and Payden/Kravitz Cash Balance Plan Funds have entered into one or more of the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
3M TELBOR	5.55%	CSFB
2.83%	3M TELBOR	CSFB
1.115%	3M US Libor	UBS
The Payden/Kravitz Cash Balance Plan Fund has entered into the following credit default swaps. The counterparty has agreed to receive from the Fund an annuity premium, which is based on a notional principal amount of a specific security/index. The annuity premium is paid until a credit event (e.g. grace period extension, obligation acceleration, repudiation, restructuring, etc.) occurs or until the agreement matures or is closed out. If a credit event occurs the counterparty will pay the Fund the difference between the notional amount at par and the recovery value.

Security	Annuity Premium	Counterparty
Federal Republic of Germany 6%, 6/20/16	0.25%	Royal Bank
French Republic 4.25%, 4/25/19	0.25%	Royal Bank

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Notes to Schedule of Investments continued

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

	Value				Value
Fund	April 30, 2010	Purchases	Sales	Dividends	July 31, 2010
Investments in Cash Reserves Money Market Fund
Limited Maturity	$1,029,373	$135,478,098	$133,953,575	$109	$2,553,896
Short Bond	15,060,832	499,277,866	512,151,608	363	2,187,090
U.S. Government	2,558,832	164,020,116	166,562,666	136	16,282
GNMA	1	797,198,115	784,718,367	694	12,479,749
Core Bond	16,161,965	442,003,109	449,065,030	390	9,100,044
Corporate Bond	887,344	31,584,965	32,432,252	28	40,057
High Income	30,533,736	900,607,469	913,660,273	818	17,480,932
Global Short Bond	4,182,323	106,542,984	109,647,979	88	1,077,328
Global Fixed Income	2,374,174	72,619,765	74,312,286	63	681,653
Emerging Markets Bond	12,191,679	484,559,619	487,340,835	422	9,410,463
Value Leaders	775,485	21,628,588	22,230,805	18	173,268
U.S Growth Leaders	3,016,042	49,751,625	51,934,538	44	833,129
Global Equity	7,350,819	87,482,525	93,400,820	79	1,432,524
P/K Cash Balance Plan Fund	514,172	66,595,851	66,637,380	47	472,643

Investments in High Income Fund
Global Fixed Income	$5,944,043	$739,880	$—	$136,092	6,682,106

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate.

Redemption Fee

The High Income, Emerging Markets Bond, Value Leaders, U.S. Growth Leaders, and the Global Equity employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days.

The fees for the period are added to paid in capital.

Other

Shared expenses incurred by the Funds are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, it is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
Cash Balance Plan Fund	1.10%	1.10%	1.10%	1.10%	2.00%	1.25%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2011 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Paydenfunds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds except as follows.

Effective November 2, 2009 the Payden U.S. Government, GNMA, Core Bond, High Income and Emerging Markets Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Advisor class at an annualized rate of 0.25%. The Payden/Kravitz Cash Balance Plan Fund Adviser class and Retirement class pay at an annualized rate of 0.25% and 0.50%, respectively.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Notes to Schedule of Investments continued

4.  Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

Table 1 is a summary of the inputs used as of July 31, 2010 in valuing each Fund’s investments and other financial instruments:

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU will new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management is currently evaluating the impact the adoption may have on the Fund’s financial statement disclosures.

Table 1.

	Investments in Securities
			Level 2-Other
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs			Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Cash Reserves Money Market
Government	$—	$—	$172,024	$—	$—	$—	$172,024
Commercial Paper	—	—	31,833	—	—	—	31,833
Mortgage Backed	—	—	28,060	—	—	—	28,060
Repurchase Agreement	—	—	230,000	—	—	—	230,000
U.S. Government Agency	—	—	245,775	—	—	—	245,775
Investment Company	—	—	5,118	—	—	—	5,118
Payden Limited Maturity
Asset Backed	—	—	14,278	—	—	—	14,278
Commercial Paper	—	—	670	—	—	—	670
Corporate	—	—	80,645	—	—	—	80,645
Government	—	—	29,844	—	—	—	29,844
Mortgage Backed	—	—	18,690	—	—	—	18,690
Municipal	—	—	1,802	—	—	—	1,802
U.S. Government Agency	—	—	2,830	—	—	—	2,830
Investment Company	—	—	2,554	—	—	—	2,554
Payden Short Bond
Asset Backed	—	—	18,690	—	—	—	18,690
Corporate	—	—	274,745	—	—	—	274,745
Government	—	—	145,230	—	—	—	145,230
Mortgage Backed	—	—	63,630	—	—	—	63,630
Municipal	—	—	3,980	—	—	—	3,980
U.S. Government Agency	—	—	31,304	—	—	—	31,304
Investment Company	—	—	2,187	—	—	—	2,187
Payden U.S. Government
Government	—	—	40,699	—	—	—	40,699
Mortgage Backed	—	—	35,104	—	—	—	35,104
U.S. Government Agency	—	—	36,490	—	—	—	36,490
Investment Company	—	—	16	—	—	—	16
Payden GNMA
Government	—	—	26,252	—	—	—	26,252
Mortgage Backed	—	—	981,773	—	—	—	981,773
U.S. Government Agency	—	—	64,183	—	—	—	64,183
Investment Company	—	—	12,480	—	—	—	12,480
Payden Core Bond
Asset Backed	—	—	3,848	—	—	—	3,848
Corporate	—	—	282,617				282,617
Government	—	—	118,036	—	—	—	118,036
Mortgage Backed	—	—	141,816	—	—	—	141,816
Municipal	—	—	1,685	—	—	—	1,685
U.S. Government Agency	—	—	11,509	—	—	—	11,509
Investment Company	—	—	9,100	—	—	—	9,100
Payden Corporate Bond
Corporate	—	—	43,951	—	—	—	43,951
Investment Company	—	—	40	—	—	—	40
Payden High Income
Corporate	—	—	924,258	—	—	—	924,258
Investment Company	—	—	17,481	—	—	—	17,481
Payden Tax Exempt Bond
Municipal	—	—	24,444	—	—	—	24,444
Investment Company	—	—	188	—	—	—	188
Payden California Municipal Income
Municipal	—	—	44,038	—	—	—	44,038
Investment Company	—	—	1,066	—	—	—	1,066
Payden Global Short Bond
Asset Backed	—	—	1,926	—	—	—	1,926
Corporate	—	—	39,643	—	—	—	39,643
Government	—	—	17,848	—	—	—	17,848
Mortgage Backed	—	—	7,432	—	—	—	7,432
Municipal	—	—	419	—	—	—	419
U.S. Government Agency	—	—	943	—	—	—	943
Investment Company	—	—	1,077	—	—	—	1,077
Payden Global Fixed Income
Corporate	—	—	30,116	—	—	—	30,116
Government	—	—	45,276	—	—	—	45,276
Mortgage Backed	—	—	2,719	—	—	—	2,719
Investment Company	—	—	7,364	—	—	—	7,364
Payden Emerging Markets Bond
Corporate	—	—	103,996	—	—	—	103,996
Government	—	—	254,544	—	—	—	254,544
U.S. Government Agency	—	—	7,498	—	—	—	7,498
Investment Company	—	—	9,410	—	—	—	9,410

	Investments in Securities
			Level 2-Other
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Value Leaders
Common Stock	22,929	—	—	—	—	—	22,929
Exchange Traded Funds	3,327	—	—	—	—	—	3,327
Investment Company	173	—	—	—	—	—	173
Payden U.S. Growth Leaders
Common Stock	50,134	—	—	—	—	—	50,134
Investment Company	833	—	—	—	—	—	833
Payden Global Equity
Exchange Traded Funds	6,046	—	—	—	—	—	6,046
Government	—	—	4,814	—	—	—	4,814
U.S. Government Agency	—	—	1,399	—	—	—	1,399
Investment Company	—	—	1,433	—	—	—	1,433
Payden/Kravitz Cash Balance Plan
Asset Backed	—	—	1,317	—	—	—	1,317
Common Stock	565	—	—	—	—	—	565
Corporate	—	—	26,394	—	—	—	26,394
Exchange Traded Funds	—	—	209	—	—	—	209
Government	—	—	4,085	—	—	—	4,085
Mortgage Backed	—	—	4,648	—	—	—	4,648
U.S. Government Agency	—	—	2,008	—	—	—	2,008
Investment Company	—	—	473	—	—	—	473
Table 1a.

	Other Financial Instruments†
			Level 2-Other
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Limited Maturity
Foreign exchange	$—	$—	$—	$(189)	$—	$—	$(189)
Swaps	—	—	—	(29)	—	—	(29)
Payden Short Bond
Foreign exchange	—	—	—	(1,204)	—	—	(1,204)
Futures	—	(124)	—	—	—	—	(124)
Payden U.S. Government
Futures	—	(44)	—	—	—	—	(44)
Payden GNMA
Futures	—	(561)	—	—	—	—	(561)
Payden Core Bond
Foreign exchange	—	—	125	(441)	—	—	(316)
Futures	456	(15)	—	—	—	—	441
Payden Global Short Bond
Foreign exchange	—	—	43	(473)	—	—	(430)
Futures	—	(4)	—	—	—	—	(4)
Payden Global Fixed Income
Foreign exchange	—	—	264	(1,252)	—	—	(988)
Futures	37	(406)	—	—	—	—	(369)
Payden Emerging Markets Bond
Foreign exchange	—	—	171	(951)	—	—	(780)
Futures	1,457	(874)			—	—	583
Swaps	—	—	641	(674)	—	—	(33)
Payden Global Equity				—
Foreign exchange	—	—	60	(39)	—	—	21
Futures	104	(25)	—	—	—	—	79
Payden/Kravitz Cash Balance Plan
Foreign exchange	—	—	13	(33)	—	—	(20)
Futures	56	(96)	—	—	—	—	(40)
Swaps	—	—	—	(89)	—	—	(89)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/24/10
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/24/10

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER
Date 9/24/10